FORUM FUNDS


SEPTEMBER 30, 1996







SEMI-ANNUAL REPORT






[LOGO]

              TABLE OF CONTENTS
                                      Page

Economic Overview................           2

FINANCIAL STATEMENTS OF THE FORUM
  FUNDS

Schedules of Investments:

  Investors Bond Fund............           4

  TaxSaver Bond Fund.............           5

  Maine Municipal Bond Fund......           7

  New Hampshire Bond Fund........          14

  Payson Balanced Fund...........          17

  Payson Value Fund..............          19

Statements of Assets and
  Liabilities....................          20

Statements of Operations.........          21

Statements of Changes in Net
  Assets.........................          22

Financial Highlights.............          24

Notes to Financial Statements....          28

FINANCIAL STATEMENTS OF CORE
  TRUST (DELAWARE)

Schedule of Investments:

  Treasury Portfolio.............          33

Statement of Assets and
  Liabilities....................          34

Statement of Operations..........          34

Statement of Changes in Net
  Assets.........................          35

Notes to Financial Statements....          36

FORUM FUNDS

INVESTORS BOND FUND                  SHAREHOLDER INQUIRIES
TAXSAVER BOND FUND                   Forum Financial Corp.
MAINE MUNICIPAL BOND FUND            P.O. Box 446
NEW HAMPSHIRE BOND FUND              Portland, Maine 04112
DAILY ASSETS TREASURY FUND           207-879-0001
PAYSON BALANCED FUND
PAYSON VALUE FUND

                                                                          [LOGO]
September 30, 1996                                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
Dear Investor:
    Forum Funds is pleased to present to our loyal investors this semi-annual report for the period ended September 30, 1996. We include our reflections and outlook on the economy, as well as the financial highlights of the period.
    Total net assets of the seven Forum Funds in this report now stand at $145 million. During the first six months of our fiscal year, Investors Bond Fund was our best performing fund relative to its peers, posting a total return of 3.16% excluding the effect of sales charges. This performance surpassed that of the Morningstar Corporate General Index at 2.36% for the same period. Our other fixed income funds, managed with cautious optimism, provided very competitive returns. Perceiving extremely high valuations in some sectors of the equity markets, the conservatively managed Payson Funds found their benchmarks more difficult to meet.
    As inflation slowly rises, the economy is stronger than perceived. Interest rates are gradually moving upward. Bond markets are poised for potential tax reforms and the impact of our recent national elections. Our bond portfolios are postured to mitigate these types of political risks, with higher coupons and average maturities between five and six years.
    It has been a year of record highs for all the major stock market indices, though the advance was interrupted by an early summer selloff that briefly took the wind out of the market's sails. Initial public offerings have also reached record numbers, with some companies even choosing not to go public during this period of unprecedented hype. Corporate earnings remain strong as CEOs work to manage their companies more efficiently. Seasoned industries continue to consolidate, while others expand. For the mutual fund industry, despite the inflows of new money or perhaps because of them, it is a challenging environment. As you will observe later in this report, all Forum Funds have produced solid returns for their investors.
    Forum Funds are managed with sound, time-tested, long-term investment philosophies. They are conservatively structured to provide downside protection when markets decline along with effective potential as the markets move higher.
    All of us at Forum Funds take pride in consistently providing you with superior investment service. Thank you for choosing our family of funds. Please be sure to discuss your questions and personal thoughts with your local investment professional or call our Portland, Maine office directly at 207-879-0001.

                                          Very truly yours,

                                                 [SIGNATURE]
                                          John Y. Keffer
                                          President

--------------------------------------------------------------------------------

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS AND ECONOMIC OVERVIEW

    This summer, the Bureau of Labor Statistics released "good news"--239,000 Americans found jobs and average pay increased by nine cents an hour. However, to many in the investment community, higher wages raised the specter of pricing pressures and declining earnings. The Dow plunged 114.88 points and trading halted. Thirty-year U.S. Treasury Bonds plunged, with the yield jumping from 6.93% to 7.18%. In plain English, the price of a bond with a $1000 face value FELL $27.81 to $851.50, or more than 3%.

    Those investors feared declining stock values and potential inflation. Yet, the possibility of inflation from wage increases is only moderate. Some studies show that it takes a year of strong and consistent wage increases to budge inflation even 1/2 point. The economy accelerated with strong home sales and increasing production by auto makers. Companies found ways to cut costs in order to keep prices down. Unit labor costs actually decreased due to efficiencies from better technology, while wages were able to moderately improve.

    Even the Federal Reserve Board admitted that fluctuations in economic indicators have been varied and inconclusive. With the presidential election just weeks away and only a threat of inflation, the Fed decided in October to let the economy continue taking care of itself. The slow down in growth has been offset by an increase in wages. Housing starts remain strong, while home resales are declining. Unemployment is at its seven year low and the Clinton administration has just increased the minimum wage. Commodities (certain raw materials and key agricultural goods) prices peaked at an eight year high in April, but have since fallen back to about flat for the year. Production is up, and inventories are strengthening. Consumer confidence remains at the six year high re-established in July. Even consumers in the hard hit Northeast are beginning to feel good about the economy with their confidence levels rising 25%.

    If the Board increased the 5.25% Fed Funds rate in September, even by 1/4 point, some smaller companies would have been unable to carry out expansion plans. Despite this, the International Monetary Fund warns of looming inflation in the new year and offers the suggestion of raising interest rates. Others fear the same labor shortage that has allowed workers better salaries and enhanced benefits, will cause prices to rise. And yet, corporate America continues to consolidate and cut costs, to refine efficiencies, and run their companies even better. Some workers have been rehired, others retrained. Shareholders continue to be rewarded with earnings growth and improving values. Stock markets have reached new highs in a sea of conflicting opinions and opposing points of view.

    With more money in the pockets of the employed, retailers and their suppliers are getting excited about the upcoming holiday shopping season despite recent sluggish sales all over the country. Some blame it on the weather, others on credit card debt. The two weeks of Olympic competition also share the blame, as families stayed at home with their attention focused on the media events rather than on buying "officially" sponsored products. THEN, the kids went back to school still wearing last year's clothes. Notwithstanding, shopping centers and department stores are raising garland and trimming trees because NOW it is time for these consumers to buy.

    Overall, we proceed with cautious optimism. While the economy is strong and inflation gradually paces upward, this year of political promises and polarized philosophies provided great distractions for the markets. As the shape of the economy influences decisions made on the corporate level, these decisions in return

                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

contribute to the shape of the economy. Partially fueled by the potential for lower taxes and less government spending along with the possibility of a balanced budget, businesses strive to run more profitably and to improve shareholder values. The increase in capital spending, primarily on computers and high-tech equipment, has not only lead to greater operating efficiencies but also to improvements in product quality. Both of which enhance the quality of our economy and our financial markets.

FORUM FUNDS PERFORMANCE

    In an environment of economic and market uncertainties, Forum Funds achieved competitive total returns. As noted earlier, Investors Bond Fund significantly exceeded its benchmark index. Taxsaver Bond Fund and Daily Assets Treasury also rose to the occasion during the last six months with total returns surpassing their respective benchmarks. Our state specific municipal bond funds found their index challenging, as they operate within different state tax environments, regulations, economies and legislative decisions. The equity based Payson Funds performance is the result of the investment advisor's cautious approach in light of the significantly higher than normal valuation of the markets.

                         SUMMARY PERFORMANCE INDICATORS
                    SIX MONTHS, MARCH 31-SEPTEMBER 30, 1996

                                                                                                                 FORUM VS.
FUND                                                                                  FORUM       BENCHMARK      BENCHMARK
---------------------------------------------------------------------------------  -----------  --------------  ------------
Investors Bond Fund..............................................................       3.16%        2.36%(1)         0.80%
TaxSaver Bond Fund...............................................................       2.88%        2.54%(2)         0.34%
Daily Assets Treasury Fund.......................................................       2.39%        2.32%(3)         0.07%
Maine Municipal Bond Fund........................................................       2.52%        2.54%(2)        -0.02%
New Hampshire Bond Fund..........................................................       2.49%        2.54%(2)        -0.05%
Payson Balanced Fund.............................................................       1.99%        4.92%(4)        -2.93%
Payson Value Fund................................................................       3.76%        6.54%(5)        -2.78%
      (1) Morningstar Corporate General Index
      (2) Morningstar Municipal National Index
      (3) IBC U.S. Treasury Money Market Fund
         Index of 30 funds
      (4) Morningstar Balanced Fund Index
      (5) Morningstar Growth & Income Index

RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL MAY FLUCTUATE AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. INFORMATION IN THE ABOVE TABLE DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. DURING THE PERIOD, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED BY THE MANAGER. WITHOUT THESE WAIVERS, TOTAL RETURN AND RANKINGS WOULD HAVE BEEN LOWER.

                                       3                             FORUM FUNDS

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.8%):
$            891,200 Federal Home Loan Mortgage Corporation,
                      Series 90 135-A, 8.75%, due 5/15/00...  $   925,146
           1,397,366 Federal National Mortgage Association,
                      Series 1992 214-F, 6.369%, due
                      10/25/22..............................    1,396,695
             312,009 Merrill Lynch Mortgage Investors, Series
                      89 E, 9.40%, due 9/15/09..............      335,126
           1,087,351 Resolution Trust Corporation, Series 92
                      C8 D, 8.835%, due 12/25/23............    1,079,196
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $3,620,810)                                             3,736,163
                                                              -----------
CORPORATE BONDS & NOTES (51.3%):
           1,175,000 Beverly Enterprises, Inc., 8.75%, due
                      12/31/03..............................    1,098,625
           1,000,000 Boise Cascade Corporation, 9.875%, due
                      2/15/01...............................    1,063,040
             500,000 Chase Manhattan Bank, N.A., 9.75%, due
                      11/1/01...............................      559,876
           4,500,000 Citfed Bancorp, Inc., 8.25%, due
                      9/1/03................................    4,279,887
             750,000 Continental Bank, N.A. (a BankAmerica
                      subsidiary), 11.25%, due 7/1/01.......      805,312
           1,000,000 Dean Witter Discover & Company, 5.79%
                      variable rate, due 3/2/99.............    1,001,299
             450,000 Lehman Brothers Holdings, 6.59% variable
                      rate, due 1/12/99.....................      449,507
             250,000 Leucadia National Corporation, 10.375%,
                      due 6/15/02...........................      267,639
             750,000 Merchants National Corporation (a
                      National City Corporation subsidiary),
                      9.875%, due 10/1/99...................      809,854
           1,000,000 Nacolah Holding Corporation (a Sammons
                      Enterprises, Inc. subsidiary), 9.50%,
                      due 12/1/03...........................    1,056,250
             500,000 Paine Webber, Inc., 9.25%, due
                      12/15/01..............................      539,375
           1,000,000 Salomon Inc., 7.75%,
                      due 9/22/05...........................    1,002,526
                                                              -----------
Total Corporate Bonds & Notes
  (cost $12,884,440)                                           12,933,190
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GOVERNMENT AGENCY NOTES (4.0%):
$          1,000,000 Student Loan Marketing Association,
                      5.82% variable rate, due 11/1/99......  $ 1,008,639
                                                              -----------
Total Government Agency Notes
  (cost $998,750)                                               1,008,639
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (8.5%):
             259,196 Federal Home Loan Mortgage Corporation,
                      Pool 502128, 9.00%, due 10/1/04.......      270,033
             106,005 Government National Mortgage
                      Association, Pool 345993, 7.00%, due
                      11/15/23..............................      102,697
             156,683 Government National Mortgage
                      Association, Pool 346797, 7.00%, due
                      10/15/23..............................      151,793
             448,067 Government National Mortgage
                      Association, Pool 371734, 7.00%, due
                      4/15/24...............................      433,720
             803,720 Government National Mortgage
                      Association, Pool 395851, 7.00%, due
                      8/15/25...............................      774,938
             359,945 Government National Mortgage
                      Association, Pool 409198, 7.00%, due
                      8/15/25...............................      347,055
              53,351 Government National Mortgage
                      Association, Pool 417479, 7.00%, due
                      9/15/25...............................       51,442
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $2,173,698)                                             2,131,678
                                                              -----------
OTHER HOLDINGS (21.4%):
             141,222 1784 U.S. Treasury Money Market Fund....     141,222
           1,268,287 Dreyfus Government Cash Management
                      Fund..................................    1,268,287
           2,000,000 GTE North, Inc., Discount Commercial
                      Paper, 5.42% yield, due 10/2/96.......    1,999,703
           2,000,000 Massachusetts Electric Company, Discount
                      Commercial Paper, 5.44% yield, due
                      10/2/96...............................    1,999,702
                                                              -----------
Total Other Holdings
  (cost $5,408,914)                                             5,408,914
                                                              -----------
Total Investments (100.0%)
  (cost $25,086,612)                                          $25,218,584
                                                              -----------
                                                              -----------

See notes to financial statements.     4                             FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (94.9%):
COLORADO (7.3%):
$          1,000,000 Douglas County, CO, School District #RE
                      1, General Obligation Bonds, Series A,
                      8.00%, due 12/15/09...................  $ 1,253,480
                                                              -----------
FLORIDA (7.3%):
           1,285,000 Brevard County, FL, Health Facilities
                      Revenue Bonds, The Devereux
                      Foundation, 4.00%, due 11/1/04........    1,246,475
                                                              -----------
ILLINOIS (5.2%):
             400,000 Aurora, IL, Multi-Family Housing
                      Refunding Revenue Bonds, Fox Valley
                      Village Unit 18D Project, Banque
                      Paribas LOC, 7.75%, due 9/1/98........      417,932
             465,000 Illinois Development Finance Authority
                      Revenue Bonds, Community
                      Rehabilitation Providers Facilities
                      Acquisition Program, Series 92, 8.25%,
                      8/1/12................................      485,600
                                                              -----------
                                                                  903,532
                                                              -----------
LOUISIANA (7.8%):
           1,000,000 Louisana Public Facilities Authority
                      Revenue Bonds, Health, Hospital &
                      Nursing Home Improvements, 11.00%, due
                      2/1/14................................    1,337,780
                                                              -----------
MARYLAND (.6%):
             100,000 Maryland State Community Development
                      Administration, Multi-Family Housing
                      Insured Mortgage Loan Revenue Bonds,
                      Series 85 C, 9.00%, due 5/15/05.......      101,301
                                                              -----------
NEW JERSEY (3.2%):
             500,000 New Jersey State Educational Facilities
                      Authority Revenue Bonds, Union County
                      College, Series B, 7.25%, due
                      7/1/09................................      544,775
                                                              -----------
NEW YORK (2.1%):
             350,000 New York State Thruway Authority,
                      Service Contract Revenue Bonds, Local
                      Highway and Bridge Project, 5.75%, due
                      4/1/06................................      355,373
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OHIO (11.6%):
$            500,000 Ohio State Air Quality Development
                      Authority, Pollution Control Refunding
                      Revenue Bonds, Cleveland Electric Co.
                      Project, FGIC insured, 8.00%, due
                      12/1/13...............................  $   591,520
             845,000 Shelby County, OH, Hospital Facilities
                      Revenue Bonds, Wilson Memorial
                      Hospital, Escrowed to Maturity in U.S.
                      Governments, 6.40%, due 12/1/03.......      877,820
             500,000 Washington County, OH, Hospital
                      Refunding Revenue Bonds, Shelby
                      General Hospital, Series 93, 6.875%,
                      due 7/1/03............................      526,855
                                                              -----------
                                                                1,996,195
                                                              -----------
PENNSYLVANIA (27.9%):
           1,000,000 Allegheny County Hospital Development
                      Authority, Health Center Revenue
                      Bonds, Series 90, West Penn Hospital
                      Foundation, 8.00%, due 1/1/05.........    1,067,650
             875,000 Allegheny County Hospital Development
                      Authority, Health Facilities Revenue
                      Bonds, Allegheny Valley School
                      Project, 7.25%, due 2/1/03............      887,836
             500,000 Bucks County, PA, Industrial Development
                      Authority Revenue Bonds, Personal
                      Care, Escrowed to Maturity in U.S.
                      Governments, Series A, 10.00%, due
                      5/15/19...............................      768,315
             665,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding
                      Revenue Bonds, 8.25%, due 6/15/00.....      730,696
           1,000,000 Hampden, PA, Industrial Development
                      Authority, Ralston Purina Co. Project,
                      8.125%, due 1/1/07....................    1,087,460
             110,000 Pennsylvania Higher Education Facilities
                      Authority Revenue Bonds, Medical
                      College of Pennsylvania, Series 91 B,
                      7.25%, due 3/1/05.....................      122,885

See notes to financial statements.     5                             FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PENNSYLVANIA, CONTINUED:
$            125,000 Washington County, PA, Industrial
                      Development Authority Refunding
                      Revenue Bonds, Presbyterian Medical
                      Center, FHA insured, 6.50%,
                      due 1/15/02...........................  $   135,210
                                                              -----------
                                                                4,800,052
                                                              -----------
PUERTO RICO (6.5%):
             500,000 Commonwealth of Puerto Rico Highway &
                      Transportation Authority Refunding
                      Revenue Bonds, Series 93 X, 5.00%, due
                      7/1/02................................      501,200
             565,000 University of Puerto Rico Revenue Bonds,
                      Series N, MBIA insured, 6.25%, due
                      6/1/04................................      619,471
                                                              -----------
                                                                1,120,671
                                                              -----------
TEXAS (4.8%):
             750,000 Red River Authority, TX, Pollution
                      Control Revenue Bonds, Remarketed
                      8/1/90, Hoechst Celanese Corporation
                      LOC, 7.50%, due 8/1/12................      826,448
                                                              -----------
VIRGIN ISLANDS (7.6%):
             500,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Series A, 6.90%, due
                      10/1/01...............................      533,400


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
  VIRGIN ISLANDS, CONTINUED:
$            705,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Government Development
                      Program, Series A, 7.00%,
                      due 10/1/04...........................  $   767,491
                                                              -----------
                                                                1,300,891
                                                              -----------
VIRGINIA (3.0%):
             500,000 Fairfax County, VA, Economic Development
                      Authority Revenue Bonds (C-SPAN
                      Project), Series 91 B, 7.50%, due
                      6/1/01................................      519,085
                                                              -----------
Total Municipal Bonds
  (cost $15,750,865)                                           16,306,058
                                                              -----------
SHORT-TERM HOLDINGS (5.1%):
               2,461 1784 Tax Free Money Market Fund.........       2,461
             865,259 Fidelity Institutional Tax Exempt Money
                      Market Fund...........................      865,259
                                                              -----------
Total Short-Term Holdings
  (cost $867,720)                                                 867,720
                                                              -----------
Total Investments (100.0%)
  (cost $16,618,585)                                          $17,173,778
                                                              -----------
                                                              -----------

See notes to financial statements.     6                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (96.3%):
GENERAL OBLIGATION--BOND BANK (7.3%):
$            100,000 Maine Municipal Bond Bank Refunding
                      Bonds, Series 92 C, 5.80%, due
                      11/1/99...............................  $   103,951
              80,000 Maine Municipal Bond Bank Sewer & Water
                      Bonds, SRF Program, Series 91 A,
                      7.20%, due 11/1/13, Prerefunded (U.S.
                      Governments) 11/1/01 at 102...........       90,078
              50,000 Maine Municipal Bond Bank, Series 88 A,
                      6.70%, due 11/1/98....................       52,505
              50,000 Maine Municipal Bond Bank, Series 88 A,
                      7.50%, due 11/1/05, Prerefunded (U.S.
                      Governments) 11/1/98 at 102...........       54,140
              40,000 Maine Municipal Bond Bank, Series 88 B,
                      7.65%, due 11/1/06, Prerefunded (U.S.
                      Governments) 11/1/98 at 102.25........       43,522
              50,000 Maine Municipal Bond Bank, Series 88 B,
                      7.85%, due 11/1/18, Prerefunded (U.S.
                      Governments) 11/1/98 at 103...........       54,988
              60,000 Maine Municipal Bond Bank, Series 88 C,
                      7.10%, due 11/1/02, Prerefunded (U.S.
                      Governments) 11/1/98 at 101.25........       64,081
              50,000 Maine Municipal Bond Bank, Series 89 B,
                      7.40%, due 11/1/14, Prerefunded (U.S.
                      Governments) 11/1/99 at 102...........       54,723
             210,000 Maine Municipal Bond Bank, Series 90 B,
                      7.20%, due 11/1/07, Prerefunded (U.S.
                      Governments) 11/1/00 at 102...........      233,480
              50,000 Maine Municipal Bond Bank, Series 90 B,
                      7.20%, due 11/1/11, Prerefunded (U.S.
                      Governments) 11/1/00 at 102...........       55,591
             150,000 Maine Municipal Bond Bank, Series 90 B,
                      7.20%, due 11/1/15, Prerefunded (U.S.
                      Governments) 11/1/00 at 102...........      166,771
              25,000 Maine Municipal Bond Bank, Series 90 D,
                      7.375%, due 11/1/10, Prerefunded (U.S.
                      Governments) 11/1/00 at 102...........       27,897
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--BOND BANK, CONTINUED:
$            100,000 Maine Municipal Bond Bank, Series 92 B,
                      6.65%, due 11/1/07....................  $   109,959
              85,000 Maine Municipal Bond Bank, Series 92 B,
                      6.75%, due 11/1/12....................       91,764
             150,000 Maine Municipal Bond Bank, Series 92 E,
                      5.80%, due 11/1/04....................      158,373
             200,000 Maine Municipal Bond Bank, Series 92 E,
                      5.875%, due 11/1/05...................      210,832
             205,000 Maine Municipal Bond Bank, Series 93 C,
                      5.55%, due 11/1/08....................      207,189
                                                              -----------
                                                                1,779,844
                                                              -----------
GENERAL OBLIGATION--POLITICAL SUBDIVISIONS (15.0%):
             175,000 Bar Harbor, ME, Unlimited Tax General
                      Obligation Bonds, 6.20%, due 6/1/05...      187,451
              75,000 Bar Harbor, ME, Unlimited Tax General
                      Obligation Bonds, 6.45%, due 6/1/09...       81,005
              30,000 Bath, ME, Unlimited Tax General
                      Obligation Bonds, 7.45%, due
                      12/1/07...............................       35,594
              20,000 Bath, ME, Unlimited Tax General
                      Obligation Bonds, 7.50%, due
                      12/1/08...............................       23,858
              50,000 Brewer, ME, Unlimited Tax General
                      Obligation Bonds, Series A, 6.10%, due
                      1/1/03................................       53,262
              50,000 Brewer, ME, Unlimited Tax General
                      Obligation Bonds, Series A, 6.10%, due
                      1/1/04................................       53,385
              50,000 Brewer, ME, Unlimited Tax General
                      Obligation Bonds, Series A, 6.10%, due
                      1/1/05................................       53,416
              50,000 Brewer, ME, Unlimited Tax General
                      Obligation Bonds, Series A, 6.20%, due
                      1/1/06................................       53,430
             100,000 City of Bangor, ME, Unlimited Tax
                      General Obligation Bonds, 5.20%, due
                      11/1/00...............................      102,676
              60,000 City of Bangor, ME, Unlimited Tax
                      General Obligation Bonds, 5.50%, due
                      9/1/04................................       62,437
             250,000 Cumberland County, ME, Unlimited Tax
                      General Obligation Bonds, 5.25%, due
                      2/1/07................................      252,865

See notes to financial statements.     7                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--POLITICAL SUBDIVISIONS, CONTINUED:
$            100,000 Cumberland County, ME, Unlimited Tax
                      General Obligation Bonds, 6.50%, due
                      2/1/03, Prerefunded (U.S. Governments)
                      2/1/01 at 102.........................  $   108,964
              25,000 Ellsworth, ME, Unlimited Tax General
                      Obligation Bonds, 7.20%, due 7/1/08...       28,654
              25,000 Old Orchard Beach, ME, Unlimited Tax
                      General Obligation Bonds, MBIA
                      insured, 6.50%, due 10/1/96...........       25,002
              40,000 Old Orchard Beach, ME, Unlimited Tax
                      General Obligation Bonds, MBIA
                      insured, 6.40%, due 9/1/04............       43,994
             215,000 Old Orchard Beach, ME, Unlimited Tax
                      General Obligation Bonds, MBIA
                      insured, 6.60%, due 9/1/06............      238,710
              50,000 Old Orchard Beach, ME, Unlimited Tax
                      General Obligation Bonds, MBIA
                      insured, 6.65%, due 9/1/07............       55,505
              50,000 Portland, ME, Unlimited Tax General
                      Obligation Bonds, 12.10%, due
                      7/1/99................................       59,919
              50,000 Portland, ME, Unlimited Tax General
                      Obligation Bonds, 10.50%, due
                      11/1/99...............................       58,811
             500,000 Portland, ME, Unlimited Tax General
                      Obligation Bonds, 6.20%, due 4/1/05...      544,940
              50,000 Portland, ME, Unlimited Tax General
                      Obligation Bonds, 12.60%, due
                      11/1/05...............................       77,738
             790,000 Portland, ME, Unlimited Tax General
                      Obligation Bonds, 5.30%, due 6/1/13...      776,641
             150,000 South Portland, ME, Unlimited Tax
                      General Obligation Bonds, 5.80%, due
                      9/1/08................................      157,981
              40,000 South Portland, ME, Unlimited Tax
                      General Obligation Bonds, 5.80%, due
                      9/1/11................................       41,644
             250,000 Town of Freeport, ME, Unlimited Tax
                      General Obligation Bonds, 7.25%, due
                      9/1/04................................      286,665
              20,000 Town of Freeport, ME, Unlimited Tax
                      General Obligation Bonds, 7.25%, due
                      9/1/10................................       23,458
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--POLITICAL SUBDIVISIONS, CONTINUED:
$             25,000 Westbrook, ME, Unlimited Tax General
                      Obligation Bonds, 6.75%, due
                      11/15/04..............................  $    28,041
              75,000 Windham, ME, Unlimited Tax General
                      Obligation Bonds, 0.05%, due
                      6/15/08...............................       39,987
              20,000 Winslow, ME, Unlimited Tax General
                      Obligation Bonds, AMBAC insured,
                      6.90%, due 10/1/08....................       22,150
              25,000 Winthrop, ME, Unlimited Tax General
                      Obligation Bonds, 5.10%, due 8/1/04...       25,183
              25,000 Winthrop, ME, Unlimited Tax General
                      Obligation Bonds, 5.20%, due 8/1/05...       25,201
              25,000 Winthrop, ME, Unlimited Tax General
                      Obligation Bonds, 5.30%, due 8/1/06...       25,218
              25,000 Winthrop, ME, Unlimited Tax General
                      Obligation Bonds, 5.40%, due 8/1/07...       25,196
                                                              -----------
                                                                3,678,981
                                                              -----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (0.2%):
              35,000 York, ME, School District, Unlimited Tax
                      General Obligation Bonds, AMBAC
                      insured, 6.40%, due 3/1/03............       38,308
                                                              -----------
                                                                   38,308
                                                              -----------
GENERAL OBLIGATION--STATES, TERRITORIES (11.9%):
             100,000 Commonwealth of Puerto Rico, Unlimited
                      Tax General Obligation Public
                      Improvements Bonds, Series 92, MBIA
                      insured, 6.50%, due 7/1/09,
                      Prerefunded (U.S. Governments) 7/1/02
                      at 101.50.............................      110,841
             300,000 Commonwealth of Puerto Rico, Unlimited
                      Tax General Obligation Refunding
                      Revenue Bonds, 6.80%, due 7/1/21,
                      Prerefunded (U.S. Governments) 7/1/02
                      at 101.50.............................      336,870
           1,150,000 Commonwealth of Puerto Rico, Unlimited
                      Tax General Obligation Bonds, MBIA
                      insured, 6.50%, due 7/1/04............    1,277,960

See notes to financial statements.     8                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 GENERAL OBLIGATION--STATES, TERRITORIES, CONTINUED:
$            250,000 Puerto Rico Municipal Finance Agency,
                      Unlimited Tax General Obligation
                      Bonds, Series 92 A, 5.80%, due
                      7/1/04................................  $   259,383
             250,000 Puerto Rico Municipal Finance Agency,
                      Unlimited Tax General Obligation
                      Bonds, Series 92 A, 5.875%, due
                      7/1/05................................      258,698
              25,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 10.00%, due
                      5/15/97...............................       25,957
              60,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 10.00%, due
                      5/15/98...............................       65,520
             100,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 6.75%, due
                      5/15/99...............................      105,925
             100,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 8.50%, due 3/1/00...      112,490
             100,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 7.50%, due
                      12/15/00..............................      111,335
              50,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 8.00%, due 5/1/01...       56,921
              90,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 6.40%, due 7/1/02...       97,743
             100,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, 6.50%, due 7/1/03...      109,909
                                                              -----------
                                                                2,929,552
                                                              -----------
AIRPORT REVENUE (2.6%):
             100,000 City of Bangor, ME, Limited Obligation
                      Revenue Bonds, Bangor International
                      Airport Project, 5.75%, due 10/1/01...      103,731
             150,000 City of Bangor, ME, Limited Obligation
                      Revenue Bonds, Bangor International
                      Airport Project, 6.00%, due 10/1/03...      157,506
             100,000 City of Bangor, ME, Limited Obligation
                      Revenue Bonds, Bangor International
                      Airport Project, 6.10%, due 10/1/04...      105,563
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 AIRPORT REVENUE, CONTINUED:
$            250,000 City of Bangor, ME, Limited Obligation
                      Revenue Bonds, Bangor International
                      Airport Project, 6.35%, due 10/1/07...  $   263,037
                                                              -----------
                                                                  629,837
                                                              -----------
EDUCATION FACILITIES REVENUE (10.3%):
              35,000 Maine Educational Loan Authority,
                      Educational Loan Revenue Bonds,
                      Supplemental Education Loan Program,
                      Series 92 A-1, 6.80%, due 12/1/07.....       37,404
              75,000 Maine Educational Loan Authority,
                      Educational Loan Revenue Bonds,
                      Supplemental Education Loan Program,
                      Series 92 A-1, 7.00%, due 12/1/16.....       80,114
              50,000 Maine Educational Marketing Corporation,
                      Student Loan Refunding Revenue Bonds,
                      6.90%, due 11/1/03....................       54,303
              25,000 Maine Educational Loan Marketing
                      Corporation, Student Loan Refunding
                      Revenue Bonds, Series 92 A-1, 6.35%,
                      due 5/1/05............................       26,028
             100,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Colby College Issue, FGIC insured,
                      6.20%, due 7/1/99.....................      104,624
             210,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding Revenue Bonds,
                      Series 93 M, 5.10%, due 7/1/01........      212,366
           1,235,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding Revenue Bonds,
                      Series 93 M, FSA insured, 5.70%, due
                      7/1/09................................    1,277,361
              60,000 University of Maine System Revenue
                      Bonds, 7.20%, due 9/1/09, Prerefunded
                      (U.S. Governments) 9/1/99 at 102......       65,618
             105,000 University of Maine System Revenue
                      Bonds, 7.25%, due 9/1/19, Prerefunded
                      (U.S. Governments) 9/1/99 at 102......      114,973

See notes to financial statements.     9                             FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 EDUCATION FACILITIES REVENUE, CONTINUED:
$            515,000 University of Puerto Rico Revenue Bonds,
                      Series N, MBIA insured, 6.25%, due
                      6/1/04................................  $   564,651
                                                              -----------
                                                                2,537,442
                                                              -----------
HEALTH CARE REVENUE (17.4%):
              10,000 Maine Health & Higher Educational
                      Facilities Authority Refunding Revenue
                      Bonds, Kennebec Valley Medical Center,
                      FGIC insured, 7.00%, due 7/1/05.......       10,926
             185,000 Maine Health & Higher Educational
                      Facilities Authority Refunding Revenue
                      Bonds, Maine Medical Center, Escrowed
                      to Maturity in U.S. Governments,
                      6.00%, due 10/1/13....................      191,482
             250,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Coves Edge Nursing Home, 10.00%, due
                      8/1/20, Prerefunded (U.S. Governments)
                      8/1/00 at 103.........................      303,002
             100,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      FSA insured, 6.10%, due 7/1/01........      105,675
             140,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Cedar Nursing Home, FHA insured,
                      7.90%, due 8/1/32, Prerefunded (U.S.
                      Governments) 2/1/00 at 102............      154,721
              50,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Central Maine Medical Center, FGIC
                      insured, 8.00%, due 7/1/18,
                      Prerefunded (U.S. Governments) 7/1/98
                      at 102................................       54,125
              55,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Kennebec Valley Medical Center, FGIC
                      insured, 7.00%, due 7/1/15............       59,580
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HEALTH CARE REVENUE, CONTINUED:
$            150,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Portland Alliance for Mentally Ill,
                      Maine Coast Regional Health Center and
                      Thomas College, FSA insured, 6.10%,
                      due 7/1/03............................  $   159,432
             455,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Saint Mary's General Hospital, 8.50%,
                      due 7/1/09, Prerefunded (U.S.
                      Governments) 7/1/99 at 102............      496,960
             100,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Series 92 B, FSA insured, 5.875%, due
                      7/1/06................................      104,059
             500,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Series 93 A, FSA insured, 5.60%, due
                      7/1/07................................      509,965
             450,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Series 93 B, FSA insured, 5.55%, due
                      7/1/08................................      453,897
             155,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Series 93 D, FSA insured, 5.20%, due
                      7/1/06................................      154,612
             500,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Series 93 D, FSA insured, 5.30%, due
                      7/1/07................................      498,500
              25,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Southern Maine Medical Center, AMBAC
                      insured, 7.20%, due 5/1/06............       27,415
              15,000 Maine Health & Higher Educational
                      Facilities Authority Revenue Bonds,
                      Southern Maine Medical Center, AMBAC
                      insured, 7.30%, due 5/1/14............       16,425
             950,000 Maine Veterans' Homes Revenue Bonds,
                      6.80%, due 10/1/05....................      955,263
                                                              -----------
                                                                4,256,039
                                                              -----------

See notes to financial statements.     10                            FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
HOUSING REVENUE (6.2%):
$             30,000 Maine State Housing Authority Refunding
                      Revenue Bonds, Series 91 A, FSA
                      insured, 7.40%, due 11/15/22..........  $    31,712
              25,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 86 B,
                      MGIC Private Mortgage Pools, 7.50%,
                      due 11/15/16..........................       25,548
              20,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 87
                      A-2, FHA/ VA Mortgage Pools, 8.10%,
                      due 11/15/08..........................       20,913
              25,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 87 B,
                      FHA/VA/ Private Mortgage Pools, 7.60%,
                      due 11/15/99..........................       25,969
              10,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 88 B,
                      FHA/VA/ Private Mortgage Pools, 8.00%,
                      due 11/15/15..........................       10,486
             100,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 88 C,
                      8.20%, due 11/15/08...................      104,508
              40,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 88
                      D-5, 7.45%, due 11/15/11..............       41,777
             200,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 88
                      D-6, 7.25%, due 11/15/19..............      208,310
              20,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 89
                      A-1, 7.625%, due 11/15/24.............       20,895
              30,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 89
                      A-2, 7.30%, due 11/15/16..............       31,452
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 HOUSING REVENUE, CONTINUED:
$            110,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 90
                      A-5, Remarketed 5/13/93, 6.20%, due
                      11/15/16..............................  $   112,197
             185,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 92 C,
                      6.55%, due 11/15/12...................      190,454
             300,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 94
                      A-2, 5.20%, due 11/15/08..............      296,319
             250,000 Maine State Housing Authority Revenue
                      Bonds, Mortgage Purchase, Series 94
                      C-1, 6.20%, due 11/15/07..............      258,855
              50,000 Maine State Housing Authority Revenue
                      Bonds, Single Family Mortgage
                      Refunding Revenue Bonds, Series 91-1,
                      6.90%, due 11/1/07....................       52,023
              55,000 Maine State Housing Authority Revenue
                      Bonds, Single Family Mortgage
                      Refunding Revenue Bonds, Series 91-1,
                      7.15%, due 11/1/21....................       57,072
              40,000 Virgin Islands Housing Finance
                      Authority, Single Family Revenue
                      Refunding Bonds, GNMA Mortgage-Backed,
                      6.00%, due 3/1/07.....................       40,493
                                                              -----------
                                                                1,528,983
                                                              -----------
INDUSTRIAL DEVELOPMENT REVENUE (3.8%):
             100,000 Puerto Rico Industrial, Medical &
                      Environmental Revenue Bonds, Abbott
                      Chemicals, Inc. Project, 6.50%, due
                      7/1/09................................      100,200
             760,000 Puerto Rico Industrial, Medical &
                      Environmental Revenue Bonds, Motorola,
                      Inc. Project, Series 83 A, 6.75%, due
                      1/1/14................................      836,615
                                                              -----------
                                                                  936,815
                                                              -----------

See notes to financial statements.     11                            FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
POLLUTION CONTROL REVENUE (4.3%):
$            530,000 East Millinocket, ME, Pollution Control
                      Revenue Bonds, Great Northern Nekoosa
                      Corporation Project, Escrowed to
                      Maturity in U.S. Governments, 6.70%,
                      due 6/1/04............................  $   567,667
             500,000 Jay, ME, Solid Waste Disposal Revenue
                      Bonds, International Paper Company
                      Project, Series B, 6.00%, due
                      12/1/17...............................      496,575
                                                              -----------
                                                                1,064,242
                                                              -----------
RESOURCE RECOVERY REVENUE (3.8%):
             500,000 Regional Waste Systems, Inc., ME,
                      Revenue Bonds, Series A-C, 7.30%, due
                      7/1/98................................      524,275
             345,000 Regional Waste Systems, Inc., ME,
                      Revenue Bonds, Series A-C, 7.95%, due
                      7/1/10................................      376,854
              25,000 Regional Waste Systems, Inc., ME,
                      Revenue Bonds, Series D-F, 7.60%, due
                      7/1/00................................       26,787
                                                              -----------
                                                                  927,916
                                                              -----------
TRANSPORTATION REVENUE (0.9%):
              65,000 Commonwealth of Puerto Rico Highway &
                      Transportation Authority Refunding
                      Revenue Bonds, Series 92 U, 5.875%,
                      due 7/1/99............................       67,097
              30,000 Maine State Turnpike Authority Revenue
                      Bonds, MBIA insured, 6.00%, due
                      7/1/11................................       31,037
             100,000 State of Maine, Unlimited Tax General
                      Obligation Bonds, Highway
                      Improvements, 8.00%, due 5/1/02.......      115,962
                                                              -----------
                                                                  214,096
                                                              -----------
UTILITIES REVENUE (2.1%):
              40,000 Kennebec, ME, Water District Revenue
                      Bonds, 7.00%, due 12/1/20, Prerefunded
                      (U.S. Governments) 12/1/01 at 101.50..       44,755
             165,000 Kennebec, ME, Water District Revenue
                      Bonds, 7.00%, due 12/1/14, Prerefunded
                      (U.S. Governments) 12/1/01 at 101.50..      184,613
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 UTILITIES REVENUE, CONTINUED:
$            250,000 Puerto Rico Telephone Authority
                      Refunding Revenue Bonds, Series 93 M,
                      5.40%, due 1/1/08.....................  $   250,092
              25,000 Wells Sanitation District, ME, Sewer
                      Revenue Bonds, 6.75%, due 3/1/00......       26,600
                                                              -----------
                                                                  506,060
                                                              -----------
OTHER REVENUE (10.5%):
             100,000 Commonwealth of Puerto Rico
                      Infrastructure Financing Authority,
                      Special Tax Refunding Revenue Bonds,
                      Series 88 A, 7.75%, due 7/1/08........      107,603
             500,000 Guam Government Limited Obligation
                      Revenue Bonds, Series 89 A, Fuji Bank
                      LOC, 7.00%, due 11/15/04..............      542,285
              10,000 Maine Court Facilities Authority Lease
                      Rental Revenue Bonds, 7.15%, due
                      8/1/07, Prerefunded (U.S. Governments)
                      8/1/00 at 102.........................       11,116
             150,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Government Development
                      Program, Series A, 7.00%, due
                      10/1/04...............................      163,296
             495,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Matching Federal Loan
                      Notes, Series A, 6.90%, due 10/1/01...      528,066
              15,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Series 89 B, 7.25%, due
                      10/1/07, Prerefunded (U.S.
                      Governments) 10/1/00 at 101...........       16,647
           1,025,000 Virgin Islands Public Finance Authority
                      Refunding Revenue Bonds, Escrowed to
                      Maturity in U.S. Governments, Series
                      89 A, 7.30%, due 10/1/18..............    1,206,763
                                                              -----------
                                                                2,575,776
                                                              -----------
Total Municipal Bonds
  (cost $23,103,617)                                           23,603,891
                                                              -----------

See notes to financial statements.     12                            FORUM FUNDS

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
BOND ANTICIPATION NOTES (0.0%):
$             10,000 Bangor, ME, Unlimited Tax General
                      Obligation Bonds, 10.00%, due
                      6/1/97................................  $    10,409
                                                              -----------
Total Bond Anticipation Notes
  (cost $10,359)                                                   10,409
                                                              -----------
SHORT-TERM HOLDINGS (3.7%)
               6,113 1784 Tax Free Money Market Fund.........       6,113
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
 SHORT-TERM HOLDINGS, CONTINUED:
$            898,617 Fidelity Institutional Tax Exempt Money
                      Market Fund...........................  $   898,617
                                                              -----------
Total Short-Term Holdings
  (cost $904,730)                                                 904,730
                                                              -----------
Total Investments (100.0%)
  (cost $24,018,706)                                          $24,519,030
                                                              -----------
                                                              -----------

See notes to financial statements.     13                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
MUNICIPAL BONDS (97.4%):
GENERAL OBLIGATION--BOND BANK (9.4%):
$             25,000 New Hampshire Municipal Bond Bank,
                      Series 89 B, 6.70%, due 7/15/04,
                      Prerefunded (U.S. Governments) 7/15/99
                      at 102................................  $   26,939
              25,000 New Hampshire Municipal Bond Bank,
                      Series 90 A, 6.90%, due 1/15/05.......      27,226
              20,000 New Hampshire Municipal Bond Bank,
                      Series 90 D, 6.90%, due 7/15/03.......      21,889
              25,000 New Hampshire Municipal Bond Bank,
                      Series 91 E, 6.90%, due 8/15/06.......      27,786
              50,000 New Hampshire Municipal Bond Bank
                      Refunding Bonds, Series 92 H, 6.35%,
                      due 7/15/06...........................      53,856
             175,000 New Hampshire Municipal Bond Bank
                      Refunding Bonds, Series 92 H, 6.50%,
                      due 7/15/08...........................     188,061
             100,000 New Hampshire Municipal Bond Bank
                      Refunding Bonds, Series 93 E, 5.20%,
                      due 8/15/08...........................      97,965
              85,000 New Hampshire Municipal Bond Bank,
                      Series 94 C, State Guaranteed, 5.80%,
                      due 8/15/08...........................      87,893
             150,000 New Hampshire Municipal Bond Bank,
                      Series 94 E, State Guaranteed 5.25%,
                      due 8/15/01...........................     154,371
              25,000 New Hampshire Municipal Bond Bank,
                      Series K, 6.75%, due 1/15/08,
                      Prerefunded (U.S. Governments) 1/15/01
                      at 102................................      27,414
                                                              ----------
                                                                 713,400
                                                              ----------
GENERAL OBLIGATION--POLITICAL SUBDIVISIONS (18.6%):
             135,000 Bedford, NH, Unlimited Tax General
                      Obligation Bonds, 6.70%, due 8/1/12...     144,893
             100,000 Concord, NH, General Obligation
                      Refunding Bonds, MBIA insured, 5.00%,
                      due 1/15/09...........................      96,563
              25,000 Concord, NH, General Obligation Bonds,
                      Series 88, 7.00%, due 5/15/04
                      Prerefunded (U.S. Governments) 5/15/98
                      at 102................................      26,595
              25,000 Exeter, NH, Unlimited Tax General
                      Obligation Bonds, 5.30%, due
                      6/15/08...............................      25,178
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
GENERAL OBLIGATION--POLITICAL SUBDIVISIONS, CONTINUED:
$             50,000 Exeter, NH, Unlimited Tax General
                      Obligation Bonds, Series 93, 5.10%,
                      due 6/15/05...........................  $   50,716
              50,000 Franklin, NH, General Obligation Bonds,
                      MBIA insured, 5.20%, due 10/1/07......      50,390
              45,000 Manchester, NH, Public Improvement
                      Bonds, 7.10%, due 9/1/00, Prerefunded
                      (U.S. Governments) 9/1/97 at 102......      47,171
              40,000 Manchester, NH, Public Improvement
                      Bonds, 7.50%, due 9/1/04, Prerefunded
                      (U.S. Governments) 9/1/97 at 102......      42,073
             250,000 Manchester, NH, Public Improvement
                      Bonds, 5.50%, due 11/1/12.............     249,855
             250,000 Manchester, NH, Unlimited Tax General
                      Obligation Bonds, Series 93 A, 5.30%,
                      due 7/1/07............................     252,648
              15,000 Nashua, NH, Unlimited Tax General
                      Obligation Bonds, 6.80%, due 7/1/09...      16,229
             100,000 Nashua, NH, Unlimited Tax General
                      Obligation Bonds, AMBAC insured,
                      5.35%, due 7/15/06....................     101,632
             250,000 New Hampshire State Capital Improvement
                      General Obligation Bonds, Series 91 B,
                      6.50%, due 11/1/11, Prerefunded (U.S.
                      Governments) 11/1/01 at 102...........     274,383
              30,000 Salem, NH, Unlimited Tax General
                      Obligation Bonds, MBIA insured, 6.45%,
                      due 3/1/04............................      32,467
                                                              ----------
                                                               1,410,793
                                                              ----------
GENERAL OBLIGATION--SCHOOL DISTRICTS (7.8%):
             100,000 Concord, NH, School District, General
                      Obligation Bonds, 4.70%, due
                      10/15/07..............................      95,975
             100,000 Concord, NH, School District, General
                      Obligation Bonds, 5.00%, due
                      10/15/10..............................      96,908
              90,000 Farmington, NH, School District, General
                      Obligation Bonds, AMBAC insured,
                      5.55%, due 2/15/02....................      94,004
             100,000 Goffstown, NH, General Obligation Bonds,
                      AMBAC insured, 5.25%, due 8/15/11.....      97,724

See notes to financial statements.     14                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
GENERAL OBLIGATION--SCHOOL DISTRICTS, CONTINUED:
$             25,000 Hudson, NH, General Obligation Bonds,
                      School Lot B, 7.30%, due 12/15/06.....  $   29,213
              20,000 Hudson, NH, General Obligation Bonds,
                      School Lot B, 7.30%, due 12/15/08.....      23,518
              50,000 Oyster River, NH, Cooperative School
                      District State Guaranteed General
                      Obligation Bonds, Lot A, 5.75%, due
                      6/15/07...............................      52,168
             100,000 Oyster River, NH, Cooperative School
                      District State Guaranteed General
                      Obligation Bonds, Lot A, 5.85%, due
                      6/15/08...............................     104,378
                                                              ----------
                                                                 593,888
                                                              ----------
GENERAL OBLIGATION--STATES, TERRITORIES (7.9%):
             275,000 Commonwealth of Puerto Rico, Unlimited
                      Tax General Obligation Bonds, Series
                      92, AMBAC insured, 5.85%, due
                      7/1/15................................     276,246
             115,000 Londonderry, NH, Unlimited Tax General
                      Obligation Bonds, 5.40%, due
                      1/15/15...............................     111,930
             100,000 Nashua, NH, Unlimited Tax General
                      Obligation Public Improvement Bonds,
                      6.80%, due 7/1/07.....................     109,080
             100,000 New Hampshire State Unlimited Tax
                      General Obligation Refunding Bonds,
                      5.25%, due 7/15/11....................      97,731
                                                              ----------
                                                                 594,987
                                                              ----------
EDUCATION FACILITIES REVENUE (16.1%):
              15,000 Mascenic, NH, Regional School District
                      #1, Lot C, AMBAC insured, 7.20%, due
                      12/15/07..............................      17,627
             255,000 New Hampshire Higher Education & Health
                      Facilities Authority (Franklin Pierce
                      College Revenue Bonds), Series 94,
                      5.50%, due 10/1/04....................     240,496
             250,000 New Hampshire Higher Education & Health
                      Facilities Authority, (Franklin Pierce
                      College), Series 94, 6.00%, due
                      10/1/13...............................     231,800
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
EDUCATION FACILITIES REVENUE, CONTINUED:
$            125,000 New Hampshire Higher Education & Health
                      Facilities Authority (Rivier College
                      Revenue Bonds), 6.90%, due 1/1/13.....  $  127,220
              30,000 New Hampshire Higher Education &
                      Univeristy System of New Hampshire
                      Revenue Bonds, MBIA Insured, Series
                      92, 6%, due 7/1/07....................      31,367
              40,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding Revenue Bonds,
                      FSA insured Series 93 M, 5.70%, due
                      7/1/09................................      41,372
             485,000 University of Puerto Rico Revenue Bonds,
                      Series N, MBIA insured, 6.25%, due
                      6/1/04................................     531,758
                                                              ----------
                                                               1,221,640
                                                              ----------
HEALTH CARE REVENUE (2.6%):
              20,000 New Hampshire Higher Education & Health
                      Facilities Authority Revenue (Elliot
                      Hospital of Manchester), 6.50%, due
                      10/1/11...............................      21,492
             100,000 New Hampshire Higher Education & Health
                      Facilities Authority Revenue (Exeter
                      Hospital), 5.25%, due 10/1/00.........     100,933
              25,000 New Hampshire Higher Education & Health
                      Facilities Authority (Lakes Region
                      Hospital Association), 5.75%, due
                      1/1/11................................      25,144
              50,000 New Hampshire Higher Education & Health
                      Facilities Authority, (Nashua Memorial
                      Hospital Revenue Bonds), 5.50%, due
                      10/1/02...............................      51,023
                                                              ----------
                                                                 198,592
                                                              ----------
HOUSING REVENUE (8.8%):
              15,000 New Hampshire State Housing Finance
                      Authority, Single Family Residential
                      Revenue Bonds, 6.75%, due 7/1/04......      15,582

See notes to financial statements.     15                            FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
HOUSING REVENUE, CONTINUED:
$            100,000 New Hampshire State Housing Finance
                      Authority, Single Family Residential
                      Revenue Bonds, Series 92 A, 5.25%, due
                      1/1/07................................  $   99,288
             100,000 New Hampshire State Housing Finance
                      Authority, Single Family Revenue
                      Bonds, Series 96 B, 5.90%, due
                      1/1/07................................     101,109
             100,000 New Hampshire State Housing Finance
                      Authority, Single Family Revenue
                      Bonds, Series 96 B, 6.00%, due
                      1/1/08................................     100,803
             100,000 New Hampshire State Housing Finance
                      Authority, Single Family Revenue
                      Bonds, Series B, 6.00%, due 7/1/08....     100,828
             100,000 Puerto Rico Housing Bank & Finance
                      Agency Special Obligation Revenue
                      Bonds, Series 92 H, FSA insured,
                      5.95%, due 10/1/01....................     105,858
             140,000 Virgin Islands Housing Finance
                      Authority, Single Family Revenue
                      Refunding Bonds, GNMA Mortgage-Backed,
                      6.00%, due 3/1/07.....................     141,724
                                                              ----------
                                                                 665,192
                                                              ----------
INDUSTRIAL DEVELOPMENT REVENUE (3.6%):
              40,000 Puerto Rico Industrial, Medical &
                      Environmental Revenue Bonds, Motorola,
                      Inc. Project, Series 83 A, 6.75%, due
                      1/1/14................................      44,032
             250,000 Puerto Rico Industrial, Medical &
                      Environmental Revenue Bonds,
                      Remarketed 12/1/93, (American Home
                      Products Project), 5.10%, due
                      12/1/18...............................     227,578
                                                              ----------
                                                                 271,610
                                                              ----------
RESOURCE RECOVERY REVENUE (1.0%):
              75,000 Guam Government Water System Revenue
                      Bonds, CGIC insured, 6.85%, due
                      7/1/99................................      79,572
TRANSPORTATION REVENUE (10.2%):
              25,000 Guam Government Limited Obligation
                      Highway Revenue Bonds, Series 92 A,
                      CGIC insured, 5.60%, due 5/1/00.......      25,871
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                   VALUE
------------------------------------------------------------  ----------
TRANSPORTATION REVENUE, CONTINUED:
$            550,000 New Hampshire State Turnpike System
                      Refunding Revenue Bonds, Series 91 A,
                      FGIC insured, 7.00%, due 11/1/06......  $  631,808
             100,000 New Hampshire State Turnpike System
                      Refunding Revenue Bonds, Series 91 A,
                      FGIC insured, 6.75%, due 11/1/11......     113,191
                                                              ----------
                                                                 770,870
                                                              ----------
OTHER REVENUE (11.4%):
              40,000 Puerto Rico Public Buildings Authority,
                      Guaranteed Public Education and Health
                      Facilities Refunding Revenue Bonds,
                      Series 93 M, 5.10%, due 7/1/01........      40,451
             485,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Government Development
                      Program, Series A, 7.00%, due
                      10/1/04...............................     527,991
               5,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Series A, 6.90%, due
                      10/1/01...............................       5,334
             245,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Series 89 A, 7.30%, due
                      10/1/18, Prerefunded (U.S.
                      Governments) 10/1/00 at 101...........     277,935
              15,000 Virgin Islands Public Finance Authority
                      Revenue Bonds, Series 89 B, 7.25%, due
                      10/1/07, Prerefunded (U.S.
                      Governments) 10/1/00 at 101...........      16,646
                                                              ----------
                                                                 868,357
                                                              ----------
                    Total Municipal Bonds
                        (cost $7,326,805)...................   7,388,901
                                                              ----------
SHORT-TERM HOLDINGS (2.6%):
             200,000 New Hampshire Health & Higher Education
                      Facilities Authority Revenue Municipal
                      Demand Notes, FGIC insured, 3.90%
                      variable rate, due 7/1/21.............     200,000
                                                              ----------
Total Short-Term Holdings
  (cost $200,000)                                                200,000
                                                              ----------
Total Investments (100.0%)
  (cost $7,526,805)                                           $7,588,901
                                                              ----------
                                                              ----------

See notes to financial statements.     16                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCKS (66.8%):
CHEMICALS & ALLIED PRODUCTS (9.1%):
              4,590 Bristol-Myers Squibb Company............  $   442,361
              3,700 Dow Chemical Company....................      296,925
              7,700 Eastman Chemical Company................      449,487
              6,750 Schering-Plough Corporation.............      415,125
                                                              -----------
                                                                1,603,898
                                                              -----------
COMMUNICATIONS (2.5%):
             25,800 U.S. West Media Group, Inc.*............      435,376
                                                              -----------
DEPOSITORY INSTITUTIONS (2.5%):
              7,780 Bank of Boston Corporation..............      450,267
                                                              -----------
ELECTRIC, GAS, & SANITARY SERVICES (3.5%):
             12,300 Energen Corporation.....................      295,200
             10,500 GPU, Inc................................      322,875
                                                              -----------
                                                                  618,075
                                                              -----------
ELECTRONIC & ELECTRICAL EQUIPMENT, EXCEPT
 COMPUTER EQUIPMENT (4.4%):
              5,795 Harris Corporation......................      377,400
              7,400 Texas Instruments, Inc..................      407,925
                                                              -----------
                                                                  785,325
                                                              -----------
ENERGY (1.5%):
              7,600 Public Service Company of Colorado......      269,800
                                                              -----------
FOOD & KINDRED PRODUCTS (7.5%):
             24,622 Archer Daniels Midland Company..........      473,973
             12,750 IBP, Inc................................      296,437
              7,200 Universal Foods Corporation.............      234,000
             13,775 Whitman Corporation.....................      318,547
                                                              -----------
                                                                1,322,957
                                                              -----------
HOLDING & OTHER INVESTMENT OFFICES (4.4%):
             19,600 Merry Land & Investment Company, Inc....      418,950
             17,100 Security Capital Pacific Trust..........      361,238
                                                              -----------
                                                                  780,188
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT (4.5%):
              8,495 Briggs & Stratton Corporation...........      376,965
              8,900 Varian Associates, Inc..................      427,200
                                                              -----------
                                                                  804,165
                                                              -----------
INSURANCE CARRIERS (3.6%):
             12,200 American Financial Group, Inc...........      384,300

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INSURANCE CARRIERS, CONTINUED:
              5,300 Travelers Group, Inc....................  $   260,362
                                                              -----------
                                                                  644,662
                                                              -----------
MISCELLANEOUS RETAIL (1.5%):
              9,000 Toys "R" Us, Inc.*......................      262,125
                                                              -----------
OFFICE EQUIPMENT (2.3%):
             17,900 American Business Products, Inc.........      398,275
                                                              -----------
OIL & GAS EXTRACTION (1.9%):
              2,600 Atlantic Richfield Company..............      331,500
                                                              -----------
PAPER & ALLIED PRODUCTS (1.7%):
              4,700 Willamette Industries, Inc..............      307,850
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (4.8%):
              6,600 Ashland, Inc............................      262,350
              2,230 Mobil Corporation.......................      258,122
              9,800 Repsol, S.A. ADR........................      324,625
                                                              -----------
                                                                  845,097
                                                              -----------
PRIMARY METAL INDUSTRIES (1.6%):
             10,000 USX-US Steel Group, Inc.................      285,000
                                                              -----------
TOBACCO PRODUCTS (2.0%):
              4,000 Philip Morris Companies, Inc............      359,000
                                                              -----------
TRANSPORTATION EQUIPMENT (5.6%):
              3,690 Lockheed Martin Corporation.............      332,562
              4,500 Northrop Grumman Corporation............      361,125
              9,000 Trinity Industries, Inc.................      300,375
                                                              -----------
                                                                  994,062
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (1.9%):
             12,100 Supervalu, Inc..........................      332,750
                                                              -----------
Total Common Stocks
  (cost $10,522,841)                                           11,830,372
                                                              -----------
        FACE
       AMOUNT
--------------------
CORPORATE BONDS & NOTES (10.5%):
$            50,000 Allstate Corporation, 5.875%,
                      due 6/15/98...........................       49,699
            100,000 Avco Financial Services, Inc. 5.875%,
                      due 10/15/97..........................       99,830
             45,000 Avco Financial Services, Inc., 5.50%,
                      due 5/1/98............................       44,488
            150,000 Bear Stearns Companies, Inc., 6.625%,
                      due 1/15/04...........................      144,179
            200,000 Chase Manhattan Corporation, 6.25%, due
                      01/15/06..............................      185,015

*Non-income producing security.
See notes to financial statements.     17                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED:
$            50,000 Comerica Bank, Detroit, 5.95%, due
                      9/15/97...............................  $    49,943
             50,000 Ford Motor Credit Corporation, 7.125%,
                      due 12/1/97...........................       50,533
            100,000 GTE South, Inc., 6.25%,
                      due 11/15/97..........................      100,158
            100,000 Household Finance Corporation, 7.625%,
                      due 6/15/99...........................      102,509
            200,000 Household Finance Corporation, 8.00%,
                      due 8/15/04...........................      206,437
            200,000 Lockheed Martin Corporation, 6.85%, due
                      5/15/01...............................      199,688
             65,000 PepsiCo, Inc., 6.25%, due 9/1/99........       64,585
            200,000 Sears Roebuck Acceptance Corporation,
                      6.75%, due 9/15/05....................      193,075
            100,000 Southwestern Bell Capital Corporation,
                      6.05%, due 2/9/98.....................       99,864
            100,000 WMX Technologies, Inc., 8.25%, due
                      11/15/99..............................      104,526
            100,000 Wachovia Corporation, 7.00%, due
                      12/15/99..............................      101,209
             50,000 Wal-Mart Stores, Inc., 5.50%, due
                      3/1/98................................       49,606
                                                              -----------
Total Corporate Bonds & Notes
  (cost $1,877,951)                                             1,845,344
                                                              -----------
GOVERNMENT AGENCY NOTES (8.8%):
            300,000 Federal Home Loan Bank, 6.41%, due
                      12/29/03..............................      288,330
            400,000 Federal Home Loan Mortgage Corporation,
                      6.89%, due 10/3/05....................      392,082
            200,000 Federal Home Loan Mortgage Corporation,
                      6.645%, due 2/9/06....................      189,955
            100,000 Federal National Mortgage Association,
                      9.55%, due 11/10/97...................      103,955
            500,000 Federal National Mortgage Association,
                      6.54%, due 9/8/00.....................      495,882
            100,000 Federal National Mortgage Association,
                      6.38%, due 4/29/03....................       96,614
                                                              -----------
Total Government Agency Notes
  (cost $1,574,713)                                             1,566,818
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.2%):
$           200,000 Federal Home Loan Mortgage Corporation,
                      Series 1678 C, 6.00%, due 8/15/08.....  $   186,000
            200,000 Federal Home Loan Mortgage Corporation,
                      Series 1491 GB, 6.90%, due 11/15/21...      192,392
            400,000 Federal National Mortgage Association,
                      Series 1992-184 C, 7.00%, due
                      10/25/21..............................      366,180
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                 744,572
                                                              -----------
MORTGAGE BACKED SECURITIES (1.0%):
            180,300 Government National Mortgage
                      Association, Pool 394795, 7.50%, due
                      10/15/10..............................      182,363
                                                              -----------
Total Mortgage Backed Securities
  (cost $185,259)                                                 182,363
                                                              -----------
U.S. TREASURY NOTES (6.7%):
            125,000 U.S. Treasury Notes, 9.125%, due
                      5/15/99...............................      133,633
            275,000 U.S. Treasury Notes, 6.75%, due
                      6/30/99...............................      278,438
            275,000 U.S. Treasury Notes, 7.25%, due
                      5/15/04...............................      284,625
            500,000 U.S. Treasury Notes, 6.50%, due
                      8/15/05...............................      493,125
                                                              -----------
Total U.S. Treasury Notes
  (cost $1,203,203)                                             1,189,821
                                                              -----------
SHORT-TERM HOLDINGS (2.0%):
              5,772 1784 U.S. Treasury Money Market Fund....        5,772
            346,355 Dreyfus Government Cash Management
                      Fund..................................      346,355
                                                              -----------
Total Short-Term Holdings
  (cost $352,127)                                                 352,127
                                                              -----------
Total Investments (100.0%)
  (cost $16,514,219)                                          $17,711,417
                                                              -----------
                                                              -----------

See notes to financial statements.     18                            FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (95.6%)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS (2.2%):
              10,000 Southdown, Inc.......................... $   246,250
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (11.0%):
               5,000 Abbott Laboratories.....................     246,250
               3,000 Bristol-Myers Squibb Company............     289,125
               2,000 Dow Chemical Company....................     160,500
               4,000 Eastman Chemical Company................     233,501
               5,000 Schering-Plough Corporation.............     307,500
                                                              -----------
                                                                1,236,876
                                                              -----------
COMMUNICATIONS (4.9%):
               3,500 Telecom Corporation of New Zealand,
                      Ltd...................................      265,126
              17,000 US West Media Group*....................     286,875
                                                              -----------
                                                                  552,001
                                                              -----------
DOMESTIC DEPOSITORY INSTITUTIONS (8.6%):
               5,000 Bank of Boston Corporation..............     289,375
               3,500 First Virginia Banks, Inc...............     152,250
               5,000 JSB Financial, Inc......................     180,625
               1,333 Wells Fargo & Company...................     346,580
                                                              -----------
                                                                  968,830
                                                              -----------
ELECTRIC, GAS, & SANITARY SERVICES (4.2%):
               5,000 CINergy Corporation.....................     154,375
               5,000 General Public Utilities Corporation....     153,750
               5,000 Public Service Company of Colorado......     177,500
                                                              -----------
                                                                  485,625
                                                              -----------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTER EQUIPMENT
  (8.3%):
               4,000 General Electric Company................     364,000
               4,500 Harris Corporation......................     293,064
               5,000 Texas Instruments, Inc..................     275,625
                                                              -----------
                                                                  932,689
                                                              -----------
FOOD & KINDRED PRODUCTS (8.3%):
              14,700 Archer Daniels Midland Company..........     282,975
              11,000 IBP, Inc................................     255,750
               5,000 Universal Foods Corporation.............     162,500
              10,000 Whitman Corporation.....................     231,250
                                                              -----------
                                                                  932,475
                                                              -----------
FOOD STORES (3.2%):
              10,000 American Stores Company.................     400,000
                                                              -----------
HEALTH SERVICES (1.9%):
               9,256 MedPartners, Inc........................     210,575
                                                              -----------
HOLDING & OTHER INVESTMENT OFFICES (3.4%):
               8,000 Merry Land & Investment Company, Inc....     171,000
              10,000 Security Capital Pacific Trust..........     211,250
                                                              -----------
                                                                  382,250
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (5.7%):
               6,000 Briggs & Stratton Corporation...........     266,250
               4,200 Varian Associates, Inc..................     201,600
               3,500 York International Corporation..........     169,313
                                                              -----------
                                                                  637,163
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INSURANCE CARRIERS (2.4%):
               5,500 Travelers Group, Inc.................... $   270,189
                                                              -----------
MISCELLANEOUS RETAIL (2.6%):
              10,000 Toys "R" Us, Inc.*......................     291,250
                                                              -----------
OIL AND GAS EXTRACTION (2.3%):
               2,000 Atlantic Richfield Company..............     255,000
                                                              -----------
PAPER & ALLIED PRODUCTS (3.4%):
               4,500 Boise Cascade Corporation...............     153,000
               3,500 Willamette Industries...................     229,250
                                                              -----------
                                                                  382,250
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (6.3%):
               4,000 Ashland, Inc............................     159,000
               2,500 Mobil Corporation.......................     289,376
               8,000 Repsol S.A., ADR........................     265,000
                                                              -----------
                                                                  713,376
                                                              -----------
PRIMARY METAL INDUSTRIES (1.0%):
               4,000 USX-US Steel Group, Incorporated........     114,000
                                                              -----------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.9%):
               4,525 American Business Products, Inc.........     100,681
                                                              -----------
TELECOMMUNICATIONS (1.6%):
               3,500 AT&T Corporation........................     182,875
                                                              -----------
TOBACCO PRODUCTS (1.6%):
               2,000 Philip Morris Companies, Inc............     179,500
                                                              -----------
TRANSPORTATION EQUIPMENT (8.1%):
               3,000 Lockheed Martin Corporation.............     270,378
               3,000 Northrop Grumman Corporation............     240,750
               2,400 Textron, Inc............................     204,000
               6,000 Trinity Industries, Inc.................     200,250
                                                              -----------
                                                                  915,378
                                                              -----------
TRANSPORTATION SERVICES (1.8%):
               6,300 Pittston Brink's Group..................     197,652
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (1.5%):
               6,000 Supervalu, Inc..........................     165,000
                                                              -----------
Total Common Stock
   (cost $8,546,696)                                           10,751,885
                                                              -----------
        FACE
       AMOUNT
--------------------
SHORT TERM HOLDINGS (4.4%):
            $ 57,454 1784 U.S. Treasury Money Market Fund....      57,454
             434,799 Dreyfus Government Cash Management
                      Fund..................................      434,799
                                                              -----------
Total Short Term Holdings
   (cost $492,253)                                                492,253
                                                              -----------
Total Investments (100.0%)
   (cost $9,038,949)                                          $11,244,138
                                                              -----------
                                                              -----------

*Non-income producing security.
See notes to financial statements.
                                       19                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                  MAINE         NEW         DAILY
                                      INVESTORS    TAXSAVER     MUNICIPAL    HAMPSHIRE     ASSETS       PAYSON       PAYSON
                                        BOND         BOND         BOND         BOND       TREASURY     BALANCED       VALUE
                                        BOND         FUND         FUND         FUND         FUND         FUND         FUND
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
    Investments, at value (a)......  $25,218,584  $17,173,778  $24,519,030  $7,588,901   $40,450,300  $17,711,417  $11,244,138
    Interest, dividends and other
      receivables..................      377,755      311,714      623,702     159,318            --      102,263       19,447
    Receivable for shares issued...          222           --       16,360      68,654            --       21,433        1,013
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total assets.......................   25,596,561   17,485,492   25,159,092   7,816,873    40,450,300   17,835,113   11,264,598
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............      114,490       49,445       43,078       9,344       149,314       55,561       15,532
    Accrued fees and other
     expenses......................       13,582        7,967       11,464       3,597        42,621       28,993       18,768
    Payable for shares redeemed....        2,000           --           11       3,856            --        4,001        5,000
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total liabilities..................      130,072       57,412       54,553      16,797       191,935       88,555       39,300
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS.........................  $25,466,489  $17,428,080  $25,104,539  $7,800,076   $40,258,365  $17,746,558  $11,225,298
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Capital paid in................  $25,395,168  $16,780,254  $24,673,992  $7,774,264   $40,246,655  $14,865,675  $ 8,068,766
    Undistributed net investment
      income.......................        6,707           --           --         489        19,454        6,105        2,177
    Unrealized appreciation........      131,972      555,193      500,324      62,096            --    1,197,198    2,205,189
    Accumulated net realized gains
      (losses).....................      (67,358)      92,633      (69,777)    (36,773 )      (7,744)   1,677,580      949,166
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS.........................  $25,466,489  $17,428,080  $25,104,539  $7,800,076   $40,258,365  $17,746,558  $11,225,298
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
SHARES OUTSTANDING.................    2,504,239    1,645,317    2,339,876     754,599    40,246,655    1,288,743      680,680
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE PER SHARE..........  $     10.17  $     10.59  $     10.73  $    10.34   $      1.00  $     13.77  $     16.49
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------

(a) Cost of Investments............  $25,086,612  $16,618,585  $24,018,706  $7,526,805   $40,450,300  $16,514,219  $ 9,038,949

See notes to financial statements.     20                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                MAINE         NEW         DAILY
                                     INVESTORS    TAXSAVER    MUNICIPAL    HAMPSHIRE     ASSETS        PAYSON      PAYSON
                                        BOND        BOND         BOND        BOND       TREASURY      BALANCED     VALUE
                                        FUND        FUND         FUND        FUND         FUND          FUND        FUND
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
INVESTMENT INCOME:
    Interest income................  $ 966,798    $519,448    $ 686,338    $203,506    $       --    $ 199,364    $ 11,777
    Dividend income................         --          --           --          --            --      162,006     133,245
    Net investment income from
     Treasury Portfolio of Core
     Trust (Delaware) (Note 2).....         --          --           --          --     1,013,648*          --          --
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
    Total investment income........    966,798     519,448      686,338     203,506     1,013,648      361,370     145,022
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
EXPENSES:
    Investment advisory............     50,756      35,243       50,872      15,301            --       52,184      42,625
    Management.....................     38,067      26,433       38,154      11,476        20,013       17,395      10,656
    Transfer agency................     38,410      28,463       41,308      16,324        56,480       31,306      21,749
    Custodian......................      3,425       1,707        3,135       1,123            --        2,295       1,513
    Accounting.....................     20,000      18,000       24,000      18,000         6,000       19,000      18,000
    Professional services..........     10,890       7,539       10,914       3,239         6,347        7,441       4,540
    Compliance.....................      4,980       4,906        9,334       6,384         8,127        5,897       4,336
    Other..........................      8,360       6,665       15,015       5,721        17,386        7,328       4,513
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
Total expenses.....................    174,888     128,956      192,732      77,568       114,353      142,846     107,932
Expenses reimbursed and fees
 waived............................    (87,015)    (76,097)    (116,434)    (54,620)      (44,309)     (42,867)    (30,733)
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
Net expenses.......................     87,873      52,859       76,298      22,948        70,044       99,979      77,199
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
NET INVESTMENT INCOME..............    878,925     466,589      610,040     180,558       943,604      261,391      67,823
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Realized gain (loss) on
 investments.......................   (103,167)      6,645       (1,458)    (15,228)        4,497      641,692     106,192
Net change in unrealized
 appreciation (depreciation).......     20,651      22,242       15,114      23,040            --     (555,989)    238,324
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
NET GAIN ON INVESTMENTS............    (82,516)     28,887       13,656       7,812         4,497       85,703     344,516
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
INCREASE IN NET ASSETS FROM
 OPERATIONS........................  $ 796,409    $495,476    $ 623,696    $188,370    $  948,101    $ 347,094    $412,339
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------
                                     ----------   ---------   ----------   ---------   -----------   ----------   --------

*Net of portfolio expenses of $30,052.

See notes to financial statements.     21                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1996 AND THE PERIOD ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                      MAINE                     NEW
                                 INVESTORS                 TAXSAVER                 MUNICIPAL                HAMPSHIRE
                                    BOND                     BOND                      BOND                    BOND
                                    FUND                     FUND                      FUND                    FUND
                          ------------------------  -----------------------  ------------------------  ---------------------
                             AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT      SHARES
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
NET ASSETS--3/31/95...... $ 25,890,384              $  16,017,900            $ 25,524,644              $5,275,776
                          -------------             -------------            -------------             -----------
OPERATIONS:
  Net investment
    income...............    1,959,801                    930,996               1,242,238                 277,350
  Net realized gain
    (loss) on
    investments..........       42,127                    179,731                  71,276                  36,867
  Net change in
    unrealized
    appreciation.........      497,162                    112,851                 539,077                  76,453
                          -------------             -------------            -------------             -----------
                             2,499,090                  1,223,578               1,852,591                 390,670
                          -------------             -------------            -------------             -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net Investment
    income...............   (1,951,033)                  (931,523)             (1,242,937)               (277,495)
  Net realized capital
    gain.................      (11,430)                    (7,448)                     --                      --
                          -------------             -------------            -------------             -----------
                            (1,962,463)                  (938,971)             (1,242,937)               (277,495)
                          -------------             -------------            -------------             -----------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........    5,032,553     494,170      2,393,277   227,066     3,875,719     357,221   1,976,778    189,452
  Reinvested dividends...      383,315      37,691        249,343    23,464       773,165      90,459     197,211     22,384
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                             5,415,868     531,861      2,642,620   250,530     4,648,884     447,680   2,173,989    211,836
  Shares repurchased.....   (6,166,901)   (605,493)    (1,030,322)  (97,139)   (4,739,315)   (456,068)   (659,492)   (66,614)
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                              (751,033)    (73,632)     1,612,298   153,391       (90,431)     (8,388)  1,514,497    145,222
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                                         ---------                 --------                 ---------               --------
NET ASSETS--3/31/96...... $ 25,675,978              $  17,914,805            $ 26,043,867              $6,903,448
                          -------------             -------------            -------------             -----------
OPERATIONS:
  Net investment
    income...............      878,925                    466,589                 610,040                 180,558
  Net realized gain
    (loss) on
    investments..........     (103,167)                     6,645                  (1,458)                (15,228)
  Net change in
    unrealized
    appreciation
    (depreciation).......       20,651                     22,242                  15,114                  23,040
                          -------------             -------------            -------------             -----------
                               796,409                    495,476                 623,696                 188,370
                          -------------             -------------            -------------             -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
    income...............     (888,762)                  (466,589)               (610,040)               (180,558)
                          -------------             -------------            -------------             -----------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........    1,577,527     170,436        495,172    47,004     1,957,205     365,458   1,713,456    216,113
  Reinvested dividends...      191,984      18,946        163,528    15,526       344,786      42,339     125,304     14,532
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                             1,769,511     189,382        658,700    62,531     2,301,991     407,797   1,838,760    230,645
  Shares repurchased.....   (1,886,647)   (200,802)    (1,174,312) (111,888)   (3,254,975)   (497,291)   (949,944)  (144,400)
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                              (117,136)    (11,420)      (515,612)  (49,358)     (952,984)    (89,494)    888,816     86,245
                          -------------  ---------  -------------  --------  -------------  ---------  -----------  --------
                                         ---------                 --------                 ---------               --------
NET ASSETS--9/30/96...... $ 25,466,489              $  17,428,080            $ 25,104,539              $7,800,076
                          -------------             -------------            -------------             -----------
                          -------------             -------------            -------------             -----------

See notes to financial statements.     22                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1996 AND THE PERIOD ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                             DAILY
                                                             ASSETS             PAYSON                   PAYSON
                                                            TREASURY           BALANCED                  VALUE
                                                             FUND*               FUND                     FUND
                                                          ------------  -----------------------  ----------------------
                                                             AMOUNT        AMOUNT      SHARES      AMOUNT      SHARES
                                                          ------------  ------------  ---------  -----------  ---------
NET ASSETS--3/31/95.....................................  $ 36,328,855   $13,872,041             $ 7,959,654
                                                          ------------  ------------             -----------
OPERATIONS:
  Net investment income.................................     1,966,077      517,774                  131,403
  Net realized gain (loss) on investments...............       (12,241)   1,250,859                  903,175
  Net change in unrealized appreciation.................            --    1,319,794                1,186,194
                                                          ------------  ------------             -----------
                                                             1,953,836    3,088,427                2,220,772
                                                          ------------  ------------             -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment income.................................    (1,967,071)    (528,066)                (135,212)
  Net realized capital gain.............................            --     (384,324)                  (7,338)
                                                          ------------  ------------             -----------
                                                            (1,967,071)    (912,390)                (142,550)
                                                          ------------  ------------             -----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................................    83,226,136    2,431,994     186,377    2,441,076    174,272
  Reinvested dividends..................................        56,702      600,277      45,666      100,673      7,046
                                                          ------------  ------------  ---------  -----------  ---------
                                                            83,282,838    3,032,271     232,043    2,541,749    181,318
  Shares repurchased....................................   (76,495,529)  (1,624,872)   (123,730)  (2,260,146)  (162,425)
                                                          ------------  ------------  ---------  -----------  ---------
                                                             6,787,309    1,407,399     108,313      281,603     18,893
                                                          ------------  ------------  ---------  -----------  ---------
                                                                                      ---------  -----------  ---------
NET ASSETS--3/31/96.....................................  $ 43,102,929   $17,455,477             $10,319,479
                                                          ------------  ------------             -----------
OPERATIONS:
  Net investment income.................................       943,604      261,391                   67,823
  Net realized gain (loss) on investments...............         4,497      641,692                  106,192
  Net change in unrealized appreciation
    (depreciation)......................................            --     (555,989)                 238,324
                                                          ------------  ------------             -----------
                                                               948,101      347,094                  412,339
                                                          ------------  ------------             -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................      (943,604)    (255,475)                 (67,461)
                                                          ------------  ------------             -----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares........................................    39,787,465      882,072      71,366      960,049     62,840
  Reinvested dividends..................................        26,084      144,276      10,542       41,195      2,517
                                                          ------------  ------------  ---------  -----------  ---------
                                                            39,813,549    1,026,348      81,908    1,001,244     65,357
  Shares repurchased....................................   (42,662,610)    (826,886)    (67,226)    (440,303)   (29,895)
                                                          ------------  ------------  ---------  -----------  ---------
                                                            (2,849,061)     199,462      14,682      560,941     35,462
                                                          ------------  ------------  ---------  -----------  ---------
                                                                                      ---------  -----------  ---------
NET ASSETS--9/30/96.....................................  $ 40,258,365   $17,746,558             $11,225,298
                                                          ------------  ------------             -----------
                                                          ------------  ------------             -----------

*Share transactions at net asset value of $1.00 per share.
See notes to financial statements.     23                            FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       INVESTORS                                                TAXSAVER
SELECTED PER                              BOND                                                    BOND
SHARE DATA AND                            FUND                                                    FUND
RATIOS FOR A     ------------------------------------------------------  -------------------------------------------------------
SHARE                                           YEAR ENDED                                              YEAR ENDED
OUTSTANDING      PERIOD ENDED                   MARCH 31,                PERIOD ENDED                    MARCH 31,
THROUGHOUT THE   SEPTEMBER 30,     ------------------------------------  SEPTEMBER 30,     -------------------------------------
PERIODS.             1996           1996     1995      1994      1993        1996           1996      1995      1994      1993
                 -------------     -------  -------  --------  --------  -------------     -------  --------  --------  --------
Beginning net
  asset value
  per share.....    $10.21         $10.00   $10.38    $10.71    $10.43      $10.57         $10.39    $10.35    $10.63    $10.26
                 -------------     -------  -------  --------  --------  -------------     -------  --------  --------  --------
Net investment
  income........      0.36           0.74     0.82      0.81      0.82        0.28           0.57      0.57      0.57      0.63
Net realized and
  unrealized
  gain (loss) on
  securities....     (0.04)          0.21    (0.38)    (0.30)     0.53        0.02           0.18      0.04     (0.01)     0.49
Dividends from
  net investment
  income........     (0.36)         (0.74)   (0.82)    (0.81)    (0.82)      (0.28)         (0.57)    (0.57)    (0.57)    (0.63)
Distributions
  from net
  realized
  gains.........        --             --       --     (0.03)    (0.25)         --             --        --     (0.27)    (0.12)
                 -------------     -------  -------  --------  --------  -------------     -------  --------  --------  --------
Ending net asset
  value per
  share.........    $10.17         $10.21   $10.00    $10.38    $10.71      $10.59         $10.57    $10.39    $10.35    $10.63
                 -------------     -------  -------  --------  --------  -------------     -------  --------  --------  --------
                 -------------     -------  -------  --------  --------  -------------     -------  --------  --------  --------
Ratios to
  average net
  assets:
  Expenses(a)...      0.69%(b)       0.43%    0.75%     0.75%     0.75%       0.60%(b)       0.60%     0.60%     0.60%     0.60%
  Net investment
   income.......      6.93%(b)       7.29%    8.19%     7.49%     7.71%       5.30%(b)       5.35%     5.62%     5.27%     5.98%
Total return....      3.16%          9.84%    4.55%     4.70%    13.53%       2.88%          7.36%     6.18%     5.24%    11.28%
Portfolio
  turnover
  rate..........     32.11%         42.89%   48.17%    41.41%   193.21%      10.04%         61.61%    63.85%   141.80%   240.36%
Net assets at
  the end of
  period (000's
  omitted)......       $25,466     $25,676  $25,890   $26,083   $26,832        $17,428     $17,915   $16,018   $16,518   $16,580

(a)During the period, various fees and expenses were waived and reimbursed, respectively. Had such waiver and reimbursements not occurred, the ratio of expenses to average net assets would have been:
                      1.38%(b)       1.36%    1.33%     1.31%     1.40%       1.47%(b)       1.48%     1.45%     1.50%     1.56%
(b)Annualized.

See notes to financial statements.     24                            FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           MAINE
                                         MUNICIPAL                                             NEW HAMPSHIRE
SELECTED PER                                BOND                                                    BOND
SHARE DATA AND                              FUND                                                    FUND
RATIOS FOR A      --------------------------------------------------------  ----------------------------------------------------
SHARE                                             YEAR ENDED                                              YEAR ENDED
OUTSTANDING       PERIOD ENDED                    MARCH 31,                 PERIOD ENDED                  MARCH 31,
THROUGHOUT THE    SEPTEMBER 30,     --------------------------------------  SEPTEMBER 30,     ----------------------------------
PERIODS.              1996            1996      1995      1994      1993        1996           1996     1995     1994    1993(B)
                  -------------     --------  --------  --------  --------  -------------     -------  -------  -------  -------
Beginning net
  asset value
  per share.....     $10.72          $10.47    $10.37    $10.55     $9.98      $10.33         $10.08    $9.96   $10.01   $10.00
                  -------------     --------  --------  --------  --------  -------------     -------  -------  -------  -------
Net investment
  income........       0.26            0.51      0.52      0.52      0.58        0.24           0.48     0.49     0.51     0.12
Net realized and
  unrealized
  gain
  (loss) on
  securities....       0.01            0.25      0.11     (0.16)     0.57        0.01           0.25     0.12    (0.03)    0.01
Dividends from
  net investment
  income........      (0.26)          (0.51)    (0.52)    (0.52)    (0.58)      (0.24)         (0.48)   (0.49)   (0.51)   (0.12)
Distributions
  from net
  realized
  gains.........         --              --     (0.01)    (0.02)       --          --             --       --    (0.02)      --
                  -------------     --------  --------  --------  --------  -------------     -------  -------  -------  -------
Ending net asset
  value per
  share.........     $10.73          $10.72    $10.47    $10.37    $10.55      $10.34         $10.33   $10.08    $9.96   $10.01
                  -------------     --------  --------  --------  --------  -------------     -------  -------  -------  -------
                  -------------     --------  --------  --------  --------  -------------     -------  -------  -------  -------
Ratios to
  average net
  assets:
  Expenses(a)...       0.60%(c)        0.60%     0.50%     0.50%     0.40%       0.60%(c)       0.60%    0.46%    0.34%    0.50%(c)
  Net investment
   income.......       4.80%(c)        4.73%     5.08%     4.81%     5.25%       4.72%(c)       4.65%    4.95%    4.68%    4.96%(c)
Total return....       2.52%           7.34%     6.31%     3.42%    11.80%       2.49%          7.36%    6.32%    4.75%    5.55%(c)
Portfolio
  turnover
  rate..........      10.12%          34.07%    31.55%    13.47%     7.82%      21.04%         34.31%   37.59%    9.60%      --
Net assets at
  the end of
  period (000's
  omitted)......    $25,105         $26,044   $25,525   $26,310   $16,518      $7,800         $6,903   $5,276   $3,555     $442

(a)During the period, various fees and expenses were waived and reimbursed, respectively. Had such waiver and reimbursements not occurred, the ratio of expenses to average net assets would have been:
                       1.52%(c)        1.48%     1.40%     1.44%     1.98%       2.03%(c)       2.26%    2.19%    4.33%   30.85%(c)
(b)See Note 1 for applicable date of inception.
(c)Annualized.

See notes to financial statements.     25                            FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          DAILY
                                         ASSETS                                                    PAYSON
SELECTED PER                            TREASURY                                                  BALANCED
SHARE DATA AND                            FUND                                                      FUND
RATIOS FOR A     -------------------------------------------------------   -------------------------------------------------------
SHARE                                           YEAR ENDED                                                YEAR ENDED
OUTSTANDING      PERIOD ENDED                    MARCH 31,                 PERIOD ENDED                    MARCH 31,
THROUGHOUT THE   SEPTEMBER 30,     -------------------------------------   SEPTEMBER 30,     -------------------------------------
PERIODS.             1996            1996      1995      1994    1993(B)       1996            1996      1995      1994     1993
                 -------------     --------  --------  --------  -------   -------------     --------  --------  --------  -------
Beginning net
  asset value
  per share.....   $  1.00         $  1.00   $  1.00   $  1.00   $ 1.00      $ 13.70         $ 11.90   $ 11.71   $ 11.40   $10.21
                 -------------     --------  --------  --------  -------   -------------     --------  --------  --------  -------
Net investment
  income........      0.02            0.05      0.04      0.03     0.02         0.20            0.43      0.44      0.34     0.31
Net realized and
  unrealized
  gain
  (loss) on
  securities....        --              --        --        --       --         0.07            2.12      0.24      0.46     1.20
Dividends from
  net investment
  income........     (0.02)          (0.05)    (0.04)    (0.03)   (0.02)       (0.20)          (0.43)    (0.44)    (0.35)   (0.31)
Distributions
  from net
  realized
  gains.........        --              --        --        --       --           --           (0.32)    (0.05)    (0.14)   (0.01)
                 -------------     --------  --------  --------  -------   -------------     --------  --------  --------  -------
Ending net asset
  value per
  share.........   $  1.00         $  1.00   $  1.00   $  1.00   $ 1.00      $ 13.77         $ 13.70   $ 11.90   $ 11.71   $11.40
                 -------------     --------  --------  --------  -------   -------------     --------  --------  --------  -------
                 -------------     --------  --------  --------  -------   -------------     --------  --------  --------  -------
Ratios to
  average net
  assets:
  Expenses(a)...      0.50%(e)(c)     0.50%(e)    0.37%    0.33%   0.22%(c)      1.15%(c)       1.15%     1.15%     1.15%    1.15%
  Net investment
   income.......      4.72%(c)        5.01%     4.45%     2.82%    2.92%(c)      3.01%(c)       3.25%     3.91%     4.37%    3.27%
Total return....      2.39%           5.18%     4.45%     2.83%    3.13%(c)      1.99%         21.70%     6.00%     6.99%   15.12%
Portfolio
  turnover
  rate..........       N/A             N/A       N/A       N/A      N/A        18.98%          61.77%    50.06%    80.13%   30.77%
Average
  brokerage
  commission
  rate(d).......       N/A             N/A        --        --       --      $0.0911         $0.0973        --        --       --
Net assets at
  the end of
  period (000's
  omitted)......   $40,258         $43,103   $36,329   $26,505   $4,687      $17,747         $17,455   $13,872   $11,355   $5,396

(a)During the period, various fees and expenses were waived and reimbursed, respectively. Had such waiver and reimbursements not occurred, the ratio of expenses to average net assets would have been:
                      0.89%(e)(c)     1.06%(e)    1.10%    1.17%   2.43%(c)      1.64%(c)       1.70%     1.72%     1.95%    2.60%
(b)See Note 1 for applicable date of inception.
(c)Annualized.
(d)Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.
(e)Includes expenses allocated from Treasury Portfolio of Core Trust (Delaware) of 0.02% net of waivers of 0.07%.

See notes to financial statements.     26                            FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          PAYSON
                                                                          VALUE
                                                                           FUND
                                                         ----------------------------------------
SELECTED PER SHARE DATA                                                 YEAR ENDED
AND RATIOS FOR A SHARE                                                  MARCH 31,
OUTSTANDING THROUGHOUT             PERIOD ENDED          ----------------------------------------
THE PERIODS.                    SEPTEMBER 30, 1996         1996      1995       1994     1993(B)
                                ------------------       --------   -------   --------   --------
Beginning net asset value per
  share.......................       $ 15.99             $ 12.71    $12.11    $ 11.01    $ 10.00
                                    --------             --------   -------   --------   --------
Net investment income.........          0.10                0.21      0.18       0.13       0.08
Net realized and unrealized
  gain
  (loss) on securities........          0.50                3.29      0.60       1.12       1.02
Dividends from net investment
  income......................         (0.10)              (0.21)    (0.18)     (0.15)     (0.09)
Distributions from net
  realized
  gains.......................            --               (0.01)       --         --         --
                                    --------             --------   -------   --------   --------
Ending net asset value per
  share.......................       $ 16.49             $ 15.99    $12.71    $ 12.11    $ 11.01
                                    --------             --------   -------   --------   --------
                                    --------             --------   -------   --------   --------
Ratios to average net assets:
  Expenses(a).................          1.45%(c)            1.45%     1.46%      1.45%      1.44%(c)
  Net investment income.......          1.27%(c)            1.47%     1.59%      1.38%      1.63%(c)
Total return..................          3.76%              27.77%     6.52%     11.38%     17.05%(c)
Portfolio turnover rate.......         11.47%              53.06%    27.20%     32.15%     23.95%
Average brokerage commission
  rate(d).....................       $0.0981             $0.0993        --         --         --
Net assets at the end of
  period
  (000's omitted).............       $11,225             $10,319    $7,960    $ 5,060    $ 2,145

(a)During the period, various fees and expenses were waived and reimbursed, respectively. Had such waiver and reimbursements
  not occurred, the ratio of expenses to average net assets would have been:
                                        2.03%(c)            2.16%     2.25%      3.04%      5.53%(c)
(b)See Note 1 for applicable date of inception.
(c)Annualized.
(d)Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

See notes to financial statements.     27                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eight active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Payson Balanced Fund, Payson Value Fund and Daily Assets Treasury Fund are diversified portfolios. All other Funds are non-diversified. Included in this report are the seven Funds listed below. Commencement of operations for each Fund was as follows:

Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Daily Assets Treasury Fund                          July 1, 1992
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

Daily Assets Treasury Fund invests all of its investable assets in interests of the Treasury Portfolio, a series of Core Trust (Delaware)("Core Trust"), which has substantially the same investment objective, policies and limitations as the Fund. The value of the Fund's investment in the Treasury Portfolio reflects the Fund's proportionate interest in the net assets of the Treasury Portfolio. The performance of the Fund is directly affected by the performance of the Treasury Portfolio. The financial statements of the Treasury Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust's financial statements are prepared in accordance with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies.

SECURITY VALUATION-Securities, other than short-term, held by each of the Funds other than Daily Assets Treasury Fund (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees. Short-term securities held by the Bond and Equity Funds are valued at amortized cost. Securities held by Daily Assets Treasury Fund are valued as discussed in Note 2 of the Treasury Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

REPURCHASE AGREEMENTS-Except for New Hampshire Bond Fund and Daily Assets Treasury Fund, each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at par. Securities subject to repurchase agreements are held with the Fund's custodian and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying security falls below the value of the repurchase price plus accrued

                                       28                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
interest, the Funds will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller.

INTEREST AND DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS-Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Daily Assets Treasury Fund earns daily its pro rata share of income, net of expenses, on its investment in the Treasury Portfolio. Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains are distributed to shareholders at least annually.

Distributions from net investment income and realized capital gain are based on their tax basis. The difference between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to the deferral of post-October losses, wash sales and utilization of capital loss carryovers.

FEDERAL INCOME TAX-Each Fund has qualified (and intends to continue to qualify) as a regulated investment company. Each Fund distributes all of its income and, therefore, no Federal income tax provision is required.

OTHER-Investment security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND RELATED SERVICES

INVESTMENT ADVISERS-The investment adviser for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund is Forum Advisors, Inc. ("Forum Advisors"). Forum Advisors receives an advisory fee from each of these Funds at an annual rate of 0.40%, of the average daily net assets of each Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

Forum Advisors serves as the investment advisor to Treasury Portfolio Forum Advisors received an advisory fee of 0.05% of the Treasury Portfolio's average daily net assets. See Note 3 of Treasury Portfolio's Notes to Financial Statements, which are included elsewhere in the report.

MANAGEMENT AND OTHER SERVICES-Forum Financial Corp. ("FFC") serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services by each Fund at an annual rate of up to 0.25% of the average daily net assets of each Fund and $12,000 per year. FFC also serves as the Trust's fund accountant and is compensated for those services at an amount of $36,000 per year for each Fund except fee for Daily Assets Treasury Fund is $12,000 per year. See Note 3 of the Treasury Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The manager of the Trust is Forum Financial Services, Inc. (the "Manager"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Manager receives a management fee for its services to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund at an annual rate of 0.30% of the average daily net assets of each Fund. The Manager receives a

                                       29                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
management fee for its services to Daily Asset Treasury Fund, Payson Balanced Fund and Payson Value Fund at an annual rate of 0.10%, 0.20% and 0.20% of the average daily net assets of each Fund, respectively. In addition, the Manager charged certain legal expenses to the Funds aggregating $8,984.

The Manager also received sales commissions during the six months ended September 30, 1996 amounting to $8,115 after deducting $75,633 allowed to authorized dealers and agents. The Manager, Forum Advisors and FFC are affiliated companies.

For the six months ended September 30, 1996, expenses waived and reimbursed by the Manager, FFC and the Adviser were as follows:

                                                         FEES WAIVED
                                          EXPENSES   --------------------
                                          REIMBURSED TRANSFER
                                           MANAGER     AGENT     MANAGER
                                          ---------  ---------  ---------
Investors Bond Fund.....................  $ 18,647   $ 30,601   $  38,067
TaxSaver Bond Fund......................    28,982     20,682      26,433
Maine Municipal Bond Fund...............    58,747     19,533      38,154
New Hampshire Bond Fund.................    39,389      3,755      11,476
Payson Balanced Fund....................     4,475     20,997      17,395
Payson Value Fund.......................     7,221     12,856      10,656

NOTE 4. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the six months ended September 30, 1996 were as follows:

                                            COST OF      PROCEEDS
                                           PURCHASES    FROM SALES
                                          -----------  ------------
Investors Bond Fund.....................  $ 7,195,781  $11,517,078
TaxSaver Bond Fund......................    1,642,106    1,870,900
Maine Municipal Bond Fund...............    2,428,115    3,863,951
New Hampshire Bond Fund.................    2,362,126    1,571,448
Payson Balanced Fund....................    3,509,816    3,227,590
Payson Value Fund.......................    1,749,995    1,170,860

At September 30, 1996, the percentage of Treasury Portfolio owned by Daily Asset Treasury Fund was 99.99%.

                                       30                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

The cost of investments for Federal income tax purposes as of September 30, 1996 is the same as for financial reporting purposes for all Funds. Unrealized appreciation and depreciation as of September 30, 1996 were as follows:

                                           UNREALIZED   UNREALIZED
                                          APPRECIATION  DEPRECIATION
                                          ------------  ----------
Investors Bond Fund.....................  $    506,380  $ 374,408
TaxSaver Bond Fund......................       576,673     21,480
Maine Municipal Bond Fund...............       555,393     55,069
New Hampshire Bond Fund.................       110,750     48,654
Payson Balanced Fund....................     1,653,889    456,691
Payson Value Fund.......................     2,382,319    177,130

As of March 31, 1996, certain of the Funds have capital loss carryovers available to offset future capital gains as follows:

                                                           MAINE MUNICIPAL    NEW HAMPSHIRE     DAILY ASSETS
                                                              BOND FUND         BOND FUND      TREASURY FUND
                                                           ----------------  ----------------  --------------
Carryovers expiring in 2002..............................     $   26,536                --               --
Carryovers expiring in 2003..............................     $   41,785        $   21,216               --
Carryovers expiring in 2004..............................             --                --       $   12,144

NOTE 5. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       31                            FORUM FUNDS

                             CORE TRUST (DELAWARE)
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
U.S. TREASURY BILLS (63.8%)
$          2,000,000 5.177% yield, due 11/14/96.............. $ 1,987,705
          11,000,000 5.220% yield, due 12/5/96...............  10,898,708
          12,000,000 5.086% yield, due 12/12/96..............  11,881,200
           1,000,000 5.094% yield, due 12/12/96..............     990,080
                                                              -----------
                                   Total U.S. Treasury Bills   25,757,693
                                                              -----------
GOVERNMENT AGENCY NOTES (28.0%)
           1,000,000 Student Loan Marketing Association,
                      5.43% variable
                      rate, due 11/14/96....................    1,000,000
           7,315,000 Student Loan Marketing Association,
                      5.53% variable
                      rate, due 12/20/96....................    7,313,997
           2,000,000 Student Loan Marketing Association,
                      5.38% variable
                      rate, due 1/9/97......................    2,000,000

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GOVERNMENT AGENCY NOTES, CONTINUED:

$          1,000,000 Student Loan Marketing Association,
                      5.46% variable
                      rate, due 2/13/97.....................  $ 1,000,000
                                                              -----------
                               Total Government Agency Notes   11,313,997
                                                              -----------
OTHER (8.2%)
           1,849,541 Dreyfus Treasury Prime Cash Management
                      Fund Class-A Shares...................    1,849,541
           1,458,924 Merrill Lynch Treasury Fund.............   1,458,924
                                                              -----------
                                                 Total Other    3,308,465
                                                              -----------
                                  Total Investments (100.0%)  $40,380,155
                                                              -----------
                                                              -----------

See notes to financial statements.     33                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value..................................................................................  $40,380,155
    Interest, dividends and other receivables..............................................................       74,713
                                                                                                             -----------
Total assets...............................................................................................   40,454,868
                                                                                                             -----------
LIABILITIES:
    Accrued fees and other expenses........................................................................        4,568
                                                                                                             -----------
NET ASSETS.................................................................................................  $40,450,300
                                                                                                             -----------
                                                                                                             -----------
(a) Cost of Investments....................................................................................  $40,380,155

TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME FROM INTEREST.............................................................................  $1,043,700
                                                                                                              ----------
EXPENSES:
    Advisory................................................................................................      10,016
    Administration..........................................................................................      20,033
    Custodian...............................................................................................       4,251
    Accounting..............................................................................................      24,000
    Trustees................................................................................................         403
    Legal...................................................................................................         115
    Auditing................................................................................................       4,667
    Other...................................................................................................         163
                                                                                                              ----------
Total expenses..............................................................................................      63,648
    Expenses reimbursed and fees waived.....................................................................     (33,596)
                                                                                                              ----------
Net Expenses................................................................................................      30,052
                                                                                                              ----------
NET INVESTMENT INCOME.......................................................................................   1,013,648
                                                                                                              ----------
NET REALIZED GAIN ON INVESTMENTS............................................................................       4,497
                                                                                                              ----------
INCREASE IN NET ASSETS FROM OPERATIONS......................................................................  $1,018,145
                                                                                                              ----------
                                                                                                              ----------

See notes to financial statements.     34                            FORUM FUNDS

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996 AND SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

NET ASSETS--February 21, 1996(a)...........................................................................  $        --
                                                                                                             -----------
OPERATIONS:
  Net investment income....................................................................................      223,902
  Net realized gain on investments.........................................................................          422
                                                                                                             -----------
                                                                                                                 224,324
                                                                                                             -----------
NET CONTRIBUTIONS OF INVESTOR'S INTEREST...................................................................   43,072,499
                                                                                                             -----------
NET ASSETS--March 31, 1996.................................................................................   43,296,823
                                                                                                             -----------
OPERATIONS:
  Net investment income....................................................................................    1,013,648
  Net realized gain on investments.........................................................................        4,497
                                                                                                             -----------
                                                                                                               1,018,145
                                                                                                             -----------
NET WITHDRAWALS OF INVESTOR'S INTEREST.....................................................................   (3,864,668)
                                                                                                             -----------
NET ASSETS--SEPTEMBER 30, 1996.............................................................................  $40,450,300
                                                                                                             -----------
                                                                                                             -----------

See notes to financial statements.     35                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994 and is registered as an open-end management investment company. Core Trust currently has eight separate investment portfolios. These financial statements relate to Treasury Portfolio (the "Treasury Portfolio"), which is a series of Core Trust. The Treasury Portfolio is a diversified portfolio that commenced operations on February 21, 1996.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Treasury Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which permits management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies.

SECURITY VALUATION-Securities are valued at amortized cost under the Investment Company Act of 1940. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

FEDERAL INCOME TAX-The Treasury Portfolio is treated as a partnership for Federal income tax purposes. Any interest, gains or losses of the Treasury Portfolio are deemed to be passed through to the Treasury Portfolio's interestholders. As a partnership, no Federal income tax provision is required.

OTHER-Investment security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND RELATED SERVICES
The investment adviser for the Treasury Portfolio is Forum Advisors, Inc. ("Forum Advisors"). Forum Advisors receives an advisory fee at an annual rate of 0.05% of the average daily net assets of the Treasury Portfolio. Linden Asset Management, Inc. ("Linden") also provides investment advisory services to the Portfolio. Linden's advisory fee is paid by Forum Advisors. Payments to Linden do not increase the amount paid by Core Trust to Forum Advisors.

Forum Financial Corp. ("FFC") serves as the Treasury Portfolio's fund accountant and is compensated for those services at an amount of $36,000 per year plus $6,000 for each investor in the portfolio, subject to adjustments for the number and type of portfolio transactions.

The administrator of Core Trust is Forum Financial Services, Inc. ("Manager"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Manager receives an administrative fee for its services with respect to the Treasury Portfolio at an annual rate of 0.10% of its average daily net assets.

The Manager also acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust.

FFC, Forum Advisors and the Manager are affiliated companies. For the six months year ended September 30, 1996 expenses reimbursed and fees waived by the Manager were $13,564 and $20,032, respectively.

                                       36                  CORE TRUST (DELAWARE)

[LOGO]  MANAGER AND DISTRIBUTOR
        Forum Financial Services, Inc.

        TRANSFER AGENT
        Forum Financial Corp.

FORUM FUNDS
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)